UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                  811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: November 30

Date of reporting period: November 30, 2012

Item 1. Reports to Stockholders.

FIXED INCOME FUNDS

TABLE OF CONTENTS

2	PORTFOLIO MANAGEMENT COMMENTARY

5	STATEMENTS OF ASSETS AND LIABILITIES

6	STATEMENTS OF OPERATIONS

7	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

11	SCHEDULES OF INVESTMENTS

11	CORE BOND FUND

22	U.S. TREASURY INDEX FUND

24	SHORT BOND FUND

34	NOTES TO THE FINANCIAL STATEMENTS

43	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

44	TAX INFORMATION

45	FUND EXPENSES

46	TRUSTEES AND OFFICERS

51	APPROVAL OF ADVISORY AGREEMENT

55	INVESTMENT CONSIDERATIONS

56	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, total return would have been reduced. Total return is based on net change in net asset value assuming reinvestment of all dividends and distributions. Quality ratings, such as AAA, refer to the credit risk of individual securities, and not to the Fund.

Northern Funds’ performance is compared to various market indices. Unlike a mutual fund, the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

This report contains forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS ANNUAL REPORT	1	FIXED INCOME FUNDS

FIXED INCOME FUNDS

CORE BOND FUND*	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

Global economic growth slowed throughout the 12-month reporting period ended November 30, 2012, tracking at its weakest levels since the end of the 2009 recession. The slowdown began in Europe last year when governments cut spending to rein in their budget deficits. While Greece remains a source of concern in the sovereign debt crisis gripping Europe, heavily indebted countries such as Italy, Ireland, Portugal and Spain face large fiscal adjustments and continued weak growth in the near-term.

Central banks, in an effort to stimulate growth, eased monetary policy throughout the period. Particularly noteworthy was the plan by the European Central Bank to purchase bonds of eurozone countries experiencing difficulty. Investors perceived this plan as potentially removing the risk that a European country would default on its debts, and it was widely credited for the appreciation in risk assets during the last half of the period. The Federal Reserve increased policy accommodation throughout the 12-month period, announcing plans to expand its balance sheet and keep the target range for the federal funds rate at exceptionally low levels through at least mid-2015.

Against this backdrop, the Core Bond Fund, successor to the Core Bond Portfolio of Northern Institutional Funds, returned 8.25% and significantly outperformed the 5.51% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The Fund held overweight positions in investment-grade corporate bonds relative to its benchmark throughout the period, a significant positive for performance given corporates’ market-beating returns. The Fund’s managers believe that corporate debt issuers are in excellent financial condition, with over $2 trillion of cash on their balance sheets. The uncertainty in the global economy has made corporations reluctant to invest this cash in their businesses, which provides additional assurance to fixed-income investors that they will be repaid even in the uncertain economic environment.

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2012
TOTAL RETURN	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
CORE BOND	8.25%	7.01%	5.62%	5.69%

BARCLAYS U.S. AGGREGATE BOND INDEX	5.51	6.04	5.41	5.78

Performance reflects voluntary and contractual fee waivers and reimbursements in effect. In their absence, performance would be reduced. Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at northernfunds.com.

*The Fund commenced operations on March 29, 2001 as a separate portfolio of Northern Institutional Funds (the “Predecessor Fund”). On November 16, 2012, the Predecessor Fund was reorganized into the Fund, which was a new portfolio of Northern Funds with the same investment objective, strategies and policies as the Predecessor Fund. Performance information for the period prior to November 17, 2012, represents the performance of Class A shares of the Predecessor Fund.

GROWTH OF A $10,000 INVESTMENT

The Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer.

Information about Investment Considerations can be found on page 55.

PORTFOLIO MANAGERS

BRADLEY CAMDEN With Northern Trust since 2005

FRED A. AZAR With Northern Trust since 2004

FUND FACTS (as of 11/30/12)

TICKER SYMBOL	NOCBX
INCEPTION DATE	03/29/01
NET ASSETS	$85 MILLION
NET ASSET VALUE	$10.96
DIVIDEND SCHEDULE	MONTHLY
GROSS EXPENSE RATIO(1)	0.83%
NET EXPENSE RATIO	0.35%

(1)	The Gross Expense Ratio presented is based on the gross expense ratio as reported in the Fund’s current prospectus, which may differ from the gross expense ratio presented in the Fund’s financial highlights.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees.

FIXED INCOME FUNDS	2	NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME FUNDS

U.S. TREASURY INDEX FUND*	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

The 12 months ended November 30, 2012 were highlighted by a federal funds rate pegged in a range of 0.0% to 0.25% and global economic growth that slowed significantly. Financial markets experienced continued volatility as headline events swayed public confidence. The Federal Reserve’s continued easing caused U.S. Treasury yields to decline across the curve. Meanwhile, equity markets rallied throughout the period as investors put cash reserves to work. The S&P 500® Index closed the 12-month period with a gain of 13.6%.

Economic turmoil in the eurozone and the threat of default in heavily indebted countries led to unprecedented central bank easing, culminating in the European Central Bank’s announcement that it would begin direct purchases of the bonds of eurozone countries experiencing hardship. In the United States, economic data improved during the period. Housing prices showed continued signs of stability and non-farm payrolls strengthened, but retail sales and durable goods orders were mixed and initial jobless claims remained elevated. As the period progressed, estimates for Gross Domestic Product growth remained flat at 2.7% to 2.8% annualized. While the unemployment rate continues to improve, it remains high and has left the market uncertain about the country’s economic future.

The Barclays U.S. Treasury Index returned 3.42% during the 12-month reporting period. As designed, the U.S. Treasury Index Fund, successor to the U.S. Treasury Index Portfolio of Northern Institutional Funds, closely tracked the Index with a total return of 3.17%. The yield curve steepened, with yields falling across the curve. The five-year U.S. Treasury yield fell to 0.34% at fiscal year-end, down 20 basis points (0.2%) year-over-year. Yields on longer-maturity Treasuries ended the fiscal year at 1.62% for the 10-year U.S. Treasury note and 2.81% for the 30-year bond.

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2012
TOTAL RETURN	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
U.S. TREASURY INDEX	3.17%	5.36%	4.90%	5.99%

BARCLAYS U.S. TREASURY INDEX	3.42	5.50	5.06	6.19

Performance reflects voluntary and contractual fee waivers and reimbursements in effect. In their absence, performance would be reduced. Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at northernfunds.com.

*The Fund commenced operations on January 11, 1993 as a separate portfolio of Northern Institutional Funds (the “Predecessor Fund”). On November 16, 2012, the Predecessor Fund was reorganized into the Fund, which was a new portfolio of Northern Funds with the same investment objective, strategies and policies as the Predecessor Fund. Performance information for the period prior to November 17, 2012, represents the performance of Class A shares of the Predecessor Fund.

GROWTH OF A $10,000 INVESTMENT

The Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of one to thirty years. Information about Investment Considerations can be found on page 55.

PORTFOLIO MANAGER

BRANDON P. FERGUSON With Northern Trust since 2007

FUND FACTS (as of 11/30/12)

TICKER SYMBOL	BTIAX
INCEPTION DATE	01/11/93
NET ASSETS	$140 MILLION
NET ASSET VALUE	$23.29
DIVIDEND SCHEDULE	MONTHLY
GROSS EXPENSE RATIO(1)	0.66%
NET EXPENSE RATIO	0.26%

(1)	The Gross Expense Ratio presented is based on the gross expense ratio as reported in the Fund’s current prospectus, which may differ from the gross expense ratio presented in the Fund’s financial highlights.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees.

NORTHERN FUNDS ANNUAL REPORT	3	FIXED INCOME FUNDS

FIXED INCOME FUNDS

SHORT BOND FUND*	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

Global economic growth slowed throughout the 12-month reporting period ended November 30, 2012, tracking at its weakest levels since the end of the 2009 recession. The slowdown began in Europe last year when governments cut spending to rein in their budget deficits. While Greece remains a source of concern in the sovereign debt crisis gripping Europe, heavily indebted countries such as Italy, Ireland, Portugal and Spain face large fiscal adjustments and continued weak growth in the near-term.

Central banks, in an effort to stimulate growth, eased monetary policy throughout the period. The Federal Reserve increased policy accommodation throughout the 12-month period, announcing plans to expand its balance sheet and keep the target range for the federal funds rate at exceptionally low levels through at least mid-2015. In addition, the European Central Bank announced a plan to purchase bonds of eurozone countries experiencing difficulty. Investors perceived this plan as potentially removing the risk that a European country would default on its debts, and it was widely credited for the appreciation in risk assets during the last half of the period.

Against this backdrop, the Short Bond Fund, successor to the Short Bond Portfolio of Northern Institutional Funds, returned 3.50%, outperforming the 1.30% return of its benchmark, the Barclays 1-3 Year U.S. Government/Credit Index. The Short Bond Fund held overweight positions in investment-grade and high-yield corporate bonds relative to its benchmark throughout the period, a significant positive for performance given the market-beating returns of these asset classes. The Fund’s managers believe that corporate debt issuers are in excellent financial condition, with over $2 trillion of cash on their balance sheets. The uncertainty in the global economy has made corporations reluctant to invest this cash in their businesses, which provides additional assurance to fixed-income investors that they will be repaid even in the uncertain economic environment.

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2012
TOTAL RETURN	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
SHORT BOND	3.50%	3.47%	3.46%	4.70%

BARCLAYS 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX	1.30	2.93	3.23	4.66

Performance reflects voluntary and contractual fee waivers and reimbursements in effect. In their absence, performance would be reduced. Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at northernfunds.com.

*The Fund commenced operations on January 11, 1993 as a separate portfolio of Northern Institutional Funds (the “Predecessor Fund”). On November 16, 2012, the Predecessor Fund was reorganized into the Fund, which was a new portfolio of Northern Funds with the same investment objective, strategies and policies as the Predecessor Fund. Performance information for the period prior to November 17, 2012, represents the performance of Class A shares of the Predecessor Fund.

GROWTH OF A $10,000 INVESTMENT

The Barclays 1-3 Year U.S. Government/Credit Index is an unmanaged index of securities issued by the U.S. government and corporate bonds with maturities of one to three years.

Information about Investment Considerations can be found on page 55.

PORTFOLIO MANAGERS

BRADLEY CAMDEN With Northern Trust since 2005

FRED A. AZAR With Northern Trust since 2004

FUND FACTS (as of 11/30/12)

TICKER SYMBOL	BSBAX
INCEPTION DATE	01/11/93
NET ASSETS	$163 MILLION
NET ASSET VALUE	$19.27
DIVIDEND SCHEDULE	MONTHLY
GROSS EXPENSE RATIO(1)	0.75%
NET EXPENSE RATIO	0.35%

(1)	The Gross Expense Ratio presented is based on the gross expense ratio as reported in the Fund’s current prospectus, which may differ from the gross expense ratio presented in the Fund’s financial highlights.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees.

FIXED INCOME FUNDS	4	NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	NOVEMBER 30, 2012

Amounts in thousands, except per share data	CORE BOND FUND(1)		U.S. TREASURY INDEX FUND(2)		SHORT BOND FUND(3)
ASSETS:
Investments, at cost	$80,432	(4)	$132,484	(4)	$173,056	(4)
Investments, at value	$84,180	(5)	$138,624	(5)	$175,428	(5)
Interest income receivable	466		576		711
Receivable for securities sold	5,721		5,007		–
Receivable for fund shares sold	242		–		1,400
Receivable from investment adviser	21		31		35
Prepaid and other assets	3		3		3
Total Assets	90,633		144,241		177,577
LIABILITIES:
Payable for securities purchased	1,113		4,401		2,355
Payable for when-issued securities	3,990		–		12,575
Payable for variation margin on futures contracts	–		–		9
Payable for fund shares redeemed	–		180		17
Disributions payable to shareholders	27		19		27
Payable to affiliates:
Investment advisory fees	16		17		31
Administration fees	6		10		12
Custody and accounting fees	3		2		3
Transfer agent fees	2		3		3
Trustee fees	4		4		4
Accrued other liabilities	25		26		28
Total Liabilities	5,186		4,662		15,064
Net Assets	$85,447		$139,579		$162,513
ANALYSIS OF NET ASSETS:
Capital stock	$79,500		$128,760		$161,606
Accumulated undistributed net investment income (loss)	11		(4)		(8)
Accumulated undistributed net realized gain (loss)	2,188		4,683		(1,425)
Net unrealized appreciation	3,748		6,140		2,340
Net Assets	$85,447		$139,579		$162,513
Shares Outstanding ($.0001 par value, unlimited authorization)	7,797		5,994		8,435
Net Asset Value, Redemption and Offering Price Per Share	$10.96		$23.29		$19.27

(1)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(2)	Formerly the U.S. Treasury Index Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(3)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(4)	Amounts include cost from affiliated portfolios of $4,838, $367 and $15,933, respectively. See the Schedules of Investments for further detail on investments in affiliated portfolios.
(5)	Amounts include value from affiliated portfolios of $4,838, $367 and $15,933, respectively. See the Schedules of Investments for further detail on investments in affiliated portfolios.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT	5	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2012

Amounts in thousands	CORE BOND FUND(1)	U.S. TREASURY INDEX FUND(2)	SHORT BOND FUND(3)
INVESTMENT INCOME:
Interest income	$2,741	$2,327	$2,619
Dividend income	1 (4)	– (5)	4 (4)
Net income from securities loaned(6)	10	6	25
Total Investment Income	2,752	2,333	2,648
EXPENSES:
Investment advisory fees	358	414	609
Administration fees	91	140	155
Custody fees	40	26	32
Accounting fees	1	1	1
Transfer agent fees	11	18	20
Blue sky fees	41	46	46
SEC fees	1	1	1
Printing fees	11	12	14
Audit fees	22	22	22
Legal fees	16	16	16
Trustee fees and expenses	9	9	9
Other	11	11	11
Total Expenses	612	716	936
Less waivers of investment advisory fees	(130)	(200)	(220)
Less expenses reimbursed by administrator and adviser	(166)	(161)	(185)
Net Expenses	316	355	531
Net Investment Income	2,436	1,978	2,117
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	2,457	4,716	1,529
Futures contracts	3	–	(151)
Net change in unrealized appreciation (depreciation) on:
Investments	2,178	(2,442)	1,635
Futures contracts	–	–	(24)
Net Gains	4,638	2,274	2,989
Net Increase in Net Assets Resulting from Operations	$7,074	$4,252	$5,106

(1)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(2)	Formerly the U.S. Treasury Index Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(3)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(4)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $1 and $4, respectively.
(5)	Amounts include dividend income from the U.S. Government Portfolio of the Northern Institutional Funds which rounds to less than $1.
(6)	See Note 2 to the Financial Statements for additional information.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	6	NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

	CORE BOND FUND(1)		U.S. TREASURY INDEX FUND(2)		SHORT BOND FUND(3)
Amounts in thousands	2012	2011	2012	2011	2012	2011
OPERATIONS:
Net investment income	$2,436	$2,934	$1,978	$2,801	$2,117	$2,936
Net realized gains	2,460	2,783	4,716	2,765	1,378	1,750
Net change in unrealized appreciation (depreciation)	2,178	(508)	(2,442)	2,043	1,611	(2,285)
Net Increase in Net Assets Resulting from Operations	7,074	5,209	4,252	7,609	5,106	2,401
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares/Class A share transactions	(9,626)	(8,108)	3,325	(7,207)	35,253	(49,745)
Net decrease in net assets resulting from Class C share transactions	–	(2)*	–	(2)*	–	– *
Net increase (decrease) in net assets resulting from Class D share transactions	–	(1)*	–	(49)*	–	(65)*
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(9,626)	(8,111)	3,325	(7,258)	35,253	(49,810)
DISTRIBUTIONS TO SHARES/CLASS A SHAREHOLDERS:
From net investment income	(2,710)	(3,011)	(2,040)	(2,820)	(2,365)	(3,450)
From net realized gains	(2,662)	(1,170)	(2,761)	(2,512)	–	–
Total Distributions to Shares/Class A Shareholders	(5,372)	(4,181)	(4,801)	(5,332)	(2,365)	(3,450)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions to Class C Shareholders	–	–	–	–	–	–
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income	–	–	–	–	–	(1)
From net realized gains	–	–	–	–	–	–
Total Distributions to Class D Shareholders	–	–	–	–	–	(1)
Total Increase (Decrease) in Net Assets	(7,924)	(7,083)	2,776	(4,981)	37,994	(50,860)
NET ASSETS:
Beginning of year	93,371	100,454	136,803	141,784	124,519	175,379
End of year	$85,447	$93,371	$139,579	$136,803	$162,513	$124,519
Accumulated Undistributed Net Investment Income (Loss)	$11	$64	$(4)	$58	$(8)	$52

(1)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(2)	Formerly the U.S. Treasury Index Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(3)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
*	All outstanding Class C Shares and Class D Shares were automatically converted to Class A Shares of the same Portfolio as of the close of business on November 28, 2011. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	7	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

CORE BOND FUND(1)	SHARES/CLASS A SHARES
Selected per share data	2012		2011		2010	2009	2008(2)
Net Asset Value, Beginning of Year	$10.74		$10.64		$10.36	$9.48	$9.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29		0.32		0.37	0.46	0.41
Net realized and unrealized gains (losses)	0.56		0.22		0.28	0.88	(0.31)
Total from Investment Operations	0.85		0.54		0.65	1.34	0.10
LESS DISTRIBUTIONS PAID:
From net investment income	(0.32)		(0.32)		(0.37)	(0.46)	(0.41)
From net realized gains	(0.31)		(0.12)		–	–	–
Total Distributions Paid	(0.63)		(0.44)		(0.37)	(0.46)	(0.41)
Net Asset Value, End of Year	$10.96		$10.74		$10.64	$10.36	$9.48
Total Return(3)	8.25%		5.31%		6.46%	14.47%	1.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$85,447		$93,371		$100,451	$95,028	$174,556
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.35	%(4)	0.32	%(4)	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.68%		0.62%		0.64%	0.61%	0.57%
Net investment income, net of waivers, reimbursements and credits	2.72	%(4)	2.99	%(4)	3.43%	4.47%	4.19%
Net investment income, before waivers, reimbursements and credits	2.39%		2.69%		3.15%	4.22%	3.98%
Portfolio Turnover Rate	704.37%		851.07%		765.28%	575.14%	681.34%

(1)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market portfolios of approximately $9,000 and $36,000, which represents 0.01 and 0.04 percent of average net assets, for the fiscal years ended November 30, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	8	NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. TREASURY INDEX FUND(1)	SHARES/CLASS A SHARES
Selected per share data	2012		2011		2010(2)	2009(2)	2008(2)
Net Asset Value, Beginning of Year	$23.38		$22.84		$22.92	$23.15	$21.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33		0.49		0.59	0.72	0.79
Net realized and unrealized gains (losses)	0.39		0.95		0.44	(0.18)	1.35
Total from Investment Operations	0.72		1.44		1.03	0.54	2.14
LESS DISTRIBUTIONS PAID:
From net investment income	(0.34)		(0.49)		(0.59)	(0.76)	(0.78)
From net realized gains	(0.47)		(0.41)		(0.52)	(0.01)	–
Total Distributions Paid	(0.81)		(0.90)		(1.11)	(0.77)	(0.78)
Net Asset Value, End of Year	$23.29		$23.38		$22.84	$22.92	$23.15
Total Return(3)	3.17%		6.60%		4.74%	2.39%	10.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$139,579		$136,803		$141,733	$135,324	$216,204
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.26	%(4)	0.26	%(4)	0.26%	0.26%	0.26%
Expenses, before waivers, reimbursements and credits	0.52%		0.48%		0.48%	0.47%	0.47%
Net investment income, net of waivers, reimbursements and credits	1.43	%(4)	2.17	%(4)	2.60%	3.13%	3.57%
Net investment income, before waivers, reimbursements and credits	1.17%		1.95%		2.38%	2.92%	3.36%
Portfolio Turnover Rate	74.49%		64.52%		47.05%	44.72%	33.07%

(1)	Formerly the U.S. Treasury Index Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market portfolios of approximately $1,000 and less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal years ended November 30, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	9	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

SHORT BOND FUND(1)	SHARES/CLASS A SHARES
Selected per share data	2012		2011		2010	2009	2008(2)
Net Asset Value, Beginning of Year	$18.91		$19.05		$18.93	$18.11	$18.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26		0.36		0.49	0.46	0.57
Net realized and unrealized gains (losses)	0.40		(0.08)		0.14	0.84	(0.23)
Total from Investment Operations	0.66		0.28		0.63	1.30	0.34
LESS DISTRIBUTIONS PAID:
From net investment income	(0.30)		(0.42)		(0.51)	(0.48)	(0.58)
Total Distributions Paid	(0.30)		(0.42)		(0.51)	(0.48)	(0.58)
Net Asset Value, End of Year	$19.27		$18.91		$19.05	$18.93	$18.11
Total Return(3)	3.50%		1.47%		3.36%	7.24%	1.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$162,513		$124,519		$175,313	$193,337	$115,874
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.35	%(4)	0.34	%(4)	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.61%		0.57%		0.58%	0.59%	0.58%
Net investment income, net of waivers, reimbursements and credits	1.39	%(4)	1.86	%(4)	2.52%	2.48%	3.13%
Net investment income, before waivers, reimbursements and credits	1.13%		1.63%		2.30%	2.25%	2.91%
Portfolio Turnover Rate	517.67%		411.73%		432.78%	903.45%	508.41%

(1)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market portfolios of approximately $21,000 and $32,000, which represents 0.01 and 0.02 percent of average net assets for the fiscal years ended November 30, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	10	NORTHERN FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

CORE BOND FUND(A)	NOVEMBER 30, 2012

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 4.2%

Automobile – 0.3%

Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.73%, 5/16/16	$260	$261

Commercial Mortgage-Backed Securities – 3.9%

Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2, 5.32%, 9/10/47	525	525

Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.41%, 9/10/47	350	398

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4, 4.94%, 11/10/41	455	483

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4, 4.72%, 2/11/41	550	568

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40	500	560

Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3, 5.89%, 9/11/38	144	145

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	218	219

LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4, 4.17%, 5/15/32	132	133

LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12%, 11/15/32	300	308

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2, 5.08%, 2/15/31	7	7

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2, 5.26%, 9/15/39	16	16
		3,362
Total Asset-Backed Securities
(Cost $3,562)		3,623

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.2%

Aerospace/Defense – 0.4%

General Dynamics Corp., 1.00%, 11/15/17	$210	$210

Raytheon Co., 2.50%, 12/15/22	150	150
		360

Agriculture – 1.7%

Altria Group, Inc., 10.20%, 2/6/39	205	346
4.25%, 8/9/42	200	199

Bunge Ltd. Finance Corp., 4.10%, 3/15/16	125	134
8.50%, 6/15/19	235	304

Lorillard Tobacco Co., 2.30%, 8/21/17	85	86
8.13%, 6/23/19	275	353
		1,422

Auto Manufacturers – 0.4%

Daimler Finance N.A. LLC, 1.65%, 4/10/15 (1)(2)	145	147

Ford Motor Co., 7.45%, 7/16/31	65	82

Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (1)(2)	120	128
		357

Auto Parts & Equipment – 0.4%

BorgWarner, Inc., 4.63%, 9/15/20	240	267

Johnson Controls, Inc., 1.75%, 3/1/14	90	91
		358

Banks – 5.0%

Bank of America Corp., 1.50%, 10/9/15	105	105
3.75%, 7/12/16	125	133
3.88%, 3/22/17	120	130
6.00%, 9/1/17	170	198
5.70%, 1/24/22	145	176
5.88%, 2/7/42	155	196

Capital One Capital V, 10.25%, 8/15/39	400	402

Capital One Financial Corp., 2.15%, 3/23/15	85	87

(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	11	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND(A) continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.2% – continued

Banks – 5.0% – continued

Citigroup, Inc., 2.65%, 3/2/15	$135	$139
4.45%, 1/10/17	130	144
6.00%, 8/15/17	100	118

Goldman Sachs Group (The), Inc., 3.30%, 5/3/15	70	73
3.63%, 2/7/16	100	106
5.63%, 1/15/17	145	159
5.75%, 1/24/22	140	166
6.75%, 10/1/37	95	106
6.25%, 2/1/41	90	109

HSBC USA, Inc., 2.38%, 2/13/15	125	129

JPMorgan Chase & Co., 2.00%, 8/15/17	145	148
4.50%, 1/24/22	175	198
3.25%, 9/23/22	170	176

Morgan Stanley, 2.88%, 1/24/14	110	112
4.00%, 7/24/15	175	183
3.45%, 11/2/15	105	109
4.75%, 3/22/17	120	130
5.75%, 1/25/21	105	120
4.88%, 11/1/22	95	99
6.38%, 7/24/42	160	187

PNC Bank N.A., 2.70%, 11/1/22	175	176
		4,314

Beverages – 0.6%

Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	60	61

Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	215	223

SABMiller Holdings, Inc., 1.85%, 1/15/15 (1)(2)	225	229
		513

Biotechnology – 0.7%

Genzyme Corp., 3.63%, 6/15/15	140	150

Gilead Sciences, Inc., 3.05%, 12/1/16	160	172

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.2% – continued

Biotechnology – 0.7% – continued

Life Technologies Corp., 5.00%, 1/15/21	$250	$284
		606

Chemicals – 0.5%

Cabot Corp., 2.55%, 1/15/18	110	113

Dow Chemical (The) Co., 3.00%, 11/15/22	95	95
4.38%, 11/15/42	65	64

Eastman Chemical Co., 2.40%, 6/1/17	185	192
		464

Commercial Services – 0.5%

ERAC USA Finance LLC, 7.00%, 10/15/37 (1)(2)	300	385

Computers – 0.1%

Hewlett-Packard Co., 2.60%, 9/15/17	130	124

Diversified Financial Services – 3.3%

American Express Credit Corp., 1.75%, 6/12/15	115	117
2.80%, 9/19/16	110	117

Caterpillar Financial Services Corp., 1.05%, 3/26/15	110	111
1.25%, 11/6/17	65	65

Countrywide Financial Corp., 6.25%, 5/15/16	205	226

FMR LLC, 6.45%, 11/15/39 (1)(2)	430	537

Ford Motor Credit Co. LLC, 3.00%, 6/12/17	200	204

Franklin Resources, Inc., 2.80%, 9/15/22	55	56

General Electric Capital Corp., 1.63%, 7/2/15	140	142
3.35%, 10/17/16	140	151
2.30%, 4/27/17	125	129
5.30%, 2/11/21	175	203
6.25%, 12/15/49	250	269

Hyundai Capital America, 1.63%, 10/2/15 (1)(2)	380	383

(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	12	NORTHERN FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2012

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.2% – continued

Diversified Financial Services – 3.3% – continued
4.00%, 6/8/17 (1)(2)	$90	$98
		2,808

Electric – 1.2%

Dominion Resources, Inc., 1.40%, 9/15/17	135	135

Exelon Generation Co. LLC, 6.20%, 10/1/17	130	155
6.25%, 10/1/39	95	110

FirstEnergy Corp., 7.38%, 11/15/31	230	302

Florida Power Corp., 5.65%, 6/15/18	195	238

PPL Capital Funding, Inc., 3.50%, 12/1/22	95	97
		1,037

Electronics – 0.4%

Agilent Technologies, Inc., 6.50%, 11/1/17	275	335

Engineering & Construction – 0.2%

URS Corp., 5.00%, 4/1/22 (1)(2)	180	187

Food – 0.2%

ConAgra Foods, Inc., 2.10%, 3/15/18	135	136

Forest Products & Paper – 0.3%

Domtar Corp., 6.25%, 9/1/42	80	87

International Paper Co., 7.95%, 6/15/18	105	136
		223

Gas – 0.2%

CenterPoint Energy, Inc., 6.50%, 5/1/18	115	141

Hand/Machine Tools – 0.2%

Stanley Black & Decker, Inc., 2.90%, 11/1/22	125	128

Healthcare – Products – 0.1%

CR Bard, Inc., 1.38%, 1/15/18	75	76

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.2% – continued

Healthcare – Services – 0.6%

Aetna, Inc., 1.75%, 5/15/17	$125	$128

Cigna Corp., 2.75%, 11/15/16	100	105

UnitedHealth Group, Inc., 1.40%, 10/15/17	50	50

WellPoint, Inc., 1.88%, 1/15/18	90	92
3.13%, 5/15/22	125	127
		502

Insurance – 2.5%

Aflac, Inc., 2.65%, 2/15/17	90	95

American International Group, Inc., 2.38%, 8/24/15	75	76
3.80%, 3/22/17	150	162
4.88%, 6/1/22	160	180

Berkshire Hathaway Finance Corp., 1.60%, 5/15/17	115	118

Liberty Mutual Group, Inc., 4.95%, 5/1/22 (1)(2)	110	119

Metropolitan Life Global Funding I, 2.50%, 9/29/15 (1)(2)	100	104

Principal Financial Group, Inc., 1.85%, 11/15/17	60	60

Protective Life Corp., 8.45%, 10/15/39	395	531

Prudential Financial, Inc., 3.00%, 5/12/16	425	451
5.63%, 6/15/43	255	256
		2,152

Internet – 0.5%

Amazon.com, Inc., 1.20%, 11/29/17	60	60

eBay, Inc., 4.00%, 7/15/42	60	58

Symantec Corp., 2.75%, 9/15/15	210	217
2.75%, 6/15/17	120	124
		459

Iron/Steel – 0.5%

Cliffs Natural Resources, Inc., 4.88%, 4/1/21	200	197

(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	13	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND(A) continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.2% – continued

Iron/Steel – 0.5% – continued

Commercial Metals Co., 7.35%, 8/15/18	$180	$194
		391

Lodging – 0.7%

Hyatt Hotels Corp., 6.88%, 8/15/19 (1)(2)	410	484

Marriott International, Inc., 3.25%, 9/15/22	95	96
		580

Media – 2.1%

CBS Corp., 1.95%, 7/1/17	75	77

Comcast Corp., 4.95%, 6/15/16	75	85
3.13%, 7/15/22	80	84
6.40%, 5/15/38	175	228
4.65%, 7/15/42	120	127

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20	175	199
5.15%, 3/15/42	170	171

NBCUniversal Media LLC, 2.10%, 4/1/14	90	92
4.45%, 1/15/43	90	90

News America, Inc., 3.00%, 9/15/22 (1)(2)	90	91
6.90%, 8/15/39	85	113

Time Warner Cable, Inc., 4.00%, 9/1/21	95	103
5.50%, 9/1/41	155	172

Time Warner, Inc., 6.10%, 7/15/40	165	203
		1,835

Mining – 0.3%

Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	90	91

Newmont Mining Corp., 3.50%, 3/15/22	120	124
		215

Miscellaneous Manufacturing – 0.9%

Dover Corp., 5.45%, 3/15/18	230	275

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.2% – continued

Miscellaneous Manufacturing – 0.9% – continued

General Electric Co., 0.85%, 10/9/15	$140	$140
2.70%, 10/9/22	100	102
4.13%, 10/9/42	100	104

Turlock Corp., 1.50%, 11/2/17 (1)(2)	70	70
4.00%, 11/2/32 (1)(2)	85	87
		778

Office/Business Equipment – 0.5%

Xerox Corp., 4.25%, 2/15/15	205	216
2.95%, 3/15/17	95	97
4.50%, 5/15/21	115	121
		434

Oil & Gas – 1.4%

Anadarko Petroleum Corp., 6.38%, 9/15/17	190	228

Chevron Corp., 1.10%, 12/5/17	160	161

EQT Corp., 4.88%, 11/15/21	170	184

Marathon Oil Corp., 2.80%, 11/1/22	160	160

Murphy Oil Corp., 3.70%, 12/1/22	125	125

Phillips 66, 2.95%, 5/1/17 (1)(2)	180	192

Rowan Cos. PLC, 4.88%, 6/1/22	120	131
		1,181

Oil & Gas Services – 0.4%

Cameron International Corp., 6.38%, 7/15/18	120	147
3.60%, 4/30/22	110	116

National Oilwell Varco, Inc., 1.35%, 12/1/17	65	66
		329

Pharmaceuticals – 1.5%

AbbVie, Inc., 2.90%, 11/6/22 (1)(2)	115	117
4.40%, 11/6/42 (1)(2)	80	85

Express Scripts Holding Co., 3.13%, 5/15/16	170	180

(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	14	NORTHERN FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2012

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.2% – continued

Pharmaceuticals – 1.5% – continued
3.90%, 2/15/22 (1)(2)	$170	$183

McKesson Corp.,
0.95%, 12/4/15	145	145
5.70%, 3/1/17	145	173
2.70%, 12/15/22	100	101

Medco Health Solutions, Inc.,
2.75%, 9/15/15	110	115

Mylan, Inc.,
7.63%, 7/15/17 (2)	150	169
		1,268

Pipelines – 1.2%

Energy Transfer Partners L.P.,
6.50%, 2/1/42	170	199

Enterprise Products Operating LLC,
3.20%, 2/1/16	205	218
6.45%, 9/1/40	105	131
4.45%, 2/15/43	140	138

Kinder Morgan Energy Partners L.P.,
3.45%, 2/15/23	85	87

ONEOK Partners L.P.,
2.00%, 10/1/17	55	56

Williams Partners L.P.,
3.80%, 2/15/15	225	238
		1,067

Real Estate – 0.2%

WEA Finance LLC/WT Finance Aust Pty Ltd.,
3.38%, 10/3/22 (1)(2)	155	158

Real Estate Investment Trusts – 1.6%

American Tower Corp.,
4.50%, 1/15/18	250	274

Boston Properties L.P.,
3.70%, 11/15/18	165	179

HCP, Inc.,
5.63%, 5/1/17	150	171
3.75%, 2/1/19	60	64
2.63%, 2/1/20	155	154

Health Care REIT, Inc.,
2.25%, 3/15/18 (3)	65	65

Realty Income Corp.,
2.00%, 1/31/18	115	115

Ventas Realty L.P./Ventas Capital Corp.,
4.00%, 4/30/19	90	97

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.2% – continued

Real Estate Investment Trusts – 1.6% – continued
4.75%, 6/1/21	$160	$178
4.25%, 3/1/22	60	64
		1,361

Retail – 0.9%

AutoZone, Inc.,
2.88%, 1/15/23	140	138

Costco Wholesale Corp.,
1.13%, 12/15/17 (3)	100	100

CVS Caremark Corp.,
2.75%, 12/1/22	120	121
5.75%, 5/15/41	150	185

Macy’s Retail Holdings, Inc.,
2.88%, 2/15/23	120	119

Walgreen Co.,
1.80%, 9/15/17	115	116
		779

Semiconductors – 0.3%

Altera Corp.,
1.75%, 5/15/17	115	119

Samsung Electronics America, Inc.,
1.75%, 4/10/17 (1)(2)	160	162
		281

Software – 0.2%

Fiserv, Inc.,
3.50%, 10/1/22	95	97

Oracle Corp.,
1.20%, 10/15/17	110	110
		207

Telecommunications – 0.8%

CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17 (1)(2)	190	202

CenturyLink, Inc.,
5.80%, 3/15/22	145	153

Juniper Networks, Inc.,
4.60%, 3/15/21	165	178
5.95%, 3/15/41	130	153
		686

Transportation – 0.7%

Burlington Northern Santa Fe LLC,
3.60%, 9/1/20	175	191

(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	15	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND(A) continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.2% – continued

Transportation – 0.7% – continued

CSX Corp., 4.75%, 5/30/42	$95	$104

FedEx Corp., 3.88%, 8/1/42	85	86

Norfolk Southern Corp., 6.00%, 5/23/11 (4)	175	215
		596
Total Corporate Bonds
(Cost $27,318)		29,233

FOREIGN ISSUER BONDS – 9.2%

Auto Manufacturers – 0.2%

Volkswagen International Finance N.V., 1.60%, 11/20/17 (1)(2)	180	179

Banks – 1.6%

Abbey National Treasury Services PLC, 4.00%, 4/27/16	170	180

Australia & New Zealand Banking Group Ltd., 1.88%, 10/6/17	100	103

Bank of Montreal, 2.55%, 11/6/22	90	90

Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., 3.95%, 11/9/22	65	66

Lloyds TSB Bank PLC, 6.50%, 9/14/20 (1)(2)	315	346

National Australia Bank Ltd., 1.60%, 8/7/15	125	127

Royal Bank of Canada, 1.20%, 9/19/17	300	302

Westpac Banking Corp., 3.00%, 12/9/15	150	159
		1,373

Beverages – 0.5%

Heineken N.V., 1.40%, 10/1/17 (1)(2)	75	75

Pernod-Ricard S.A., 2.95%, 1/15/17 (1)(2)	115	122
4.45%, 1/15/22 (1)(2)	110	121

SABMiller PLC, 6.50%, 7/1/16 (1)(2)	105	124
		442

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.2% – continued

Chemicals – 0.2%

Potash Corp. of Saskatchewan, Inc., 3.25%, 12/1/17	$180	$197

Diversified Financial Services – 0.2%

Macquarie Group Ltd., 7.30%, 8/1/14 (1)(2)	165	179

Electric – 0.3%

PPL WEM Holdings PLC, 3.90%, 5/1/16 (1)(2)	225	238

Insurance – 1.1%

Allied World Assurance Co. Ltd., 7.50%, 8/1/16	255	301
5.50%, 11/15/20	240	269

XL Group PLC, 6.50%, 12/29/49	425	385
		955

Leisure Time – 0.1%

Carnival Corp., 1.88%, 12/15/17	85	85

Mining – 0.7%

Anglo American Capital PLC, 2.63%, 9/27/17 (1)(2)	100	101

Rio Tinto Finance USA PLC, 1.63%, 8/21/17	135	137

Teck Resources Ltd., 3.00%, 3/1/19	90	92
3.75%, 2/1/23	70	70

Xstrata Finance Canada Ltd., 2.45%, 10/25/17 (1)(2)	120	121
4.00%, 10/25/22 (1)(2)	45	46
		567

Miscellaneous Manufacturing – 0.1%

Tyco Flow Control International Finance S.A., 1.88%, 9/15/17 (1)(2)	95	96

Oil & Gas – 2.6%

BP Capital Markets PLC, 1.85%, 5/5/17	90	92
1.38%, 11/6/17	135	136
2.50%, 11/6/22	125	124

Canadian Natural Resources Ltd., 5.70%, 5/15/17	150	178

(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	16	NORTHERN FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2012

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.2% – continued

Oil & Gas – 2.6% – continued

Ensco PLC, 3.25%, 3/15/16	$165	$176

Nexen, Inc., 6.40%, 5/15/37	135	173

Petrobras International Finance Co., 3.88%, 1/27/16	60	64
3.50%, 2/6/17	145	153

Petro-Canada, 6.05%, 5/15/18	255	311

Petroleos Mexicanos, 5.50%, 1/21/21	205	240
5.50%, 6/27/44 (1)(2)	160	176

Shell International Finance B.V., 2.25%, 1/6/23	100	99

Transocean, Inc., 5.05%, 12/15/16	300	334
		2,256

Oil & Gas Services – 0.7%

Schlumberger Investment S.A., 1.25%, 8/1/17 (1)(2)	155	156

Weatherford International Ltd., 5.13%, 9/15/20	265	279
5.95%, 4/15/42	125	126
		561

Pharmaceuticals – 0.3%

AstraZeneca PLC, 1.95%, 9/18/19	225	230

Pipelines – 0.1%

TransCanada PipeLines Ltd., 0.88%, 3/2/15	85	85

Telecommunications – 0.5%

America Movil S.A.B. de C.V., 3.13%, 7/16/22	160	164

Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	185	192

Vodafone Group PLC, 1.25%, 9/26/17	80	80
		436
Total Foreign Issuer Bonds
(Cost $7,557)		7,879

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.8% (5)

Fannie Mae – 27.2%

Pool #535714, 7.50%, 1/1/31	$20	$24

Pool #555599, 7.00%, 4/1/33	47	57

Pool #656035, 7.50%, 9/1/32	22	27

Pool #712130, 7.00%, 6/1/33	24	28

Pool #735893, 5.00%, 10/1/35	197	215

Pool #845182, 5.50%, 11/1/35	631	690

Pool #890009, 5.50%, 9/1/36	326	358

Pool #893082, 3.03%, 9/1/36	270	290

Pool #932638, 5.00%, 3/1/40	641	712

Pool #AB1470, 4.50%, 9/1/40	857	926

Pool #AB2693, 4.50%, 4/1/41	873	958

Pool #AB3114, 5.00%, 6/1/41	576	637

Pool #AC9581, 5.50%, 1/1/40	362	395

Pool #AD0915, 5.50%, 12/1/38	637	704

Pool #AD1645, 5.00%, 3/1/40	763	841

Pool #AD6929, 5.00%, 6/1/40	516	568

Pool #AE6371, 4.00%, 12/1/40	670	719

Pool #AE6415, 4.00%, 10/1/40	650	726

Pool #AH1166, 4.50%, 12/1/40	1,189	1,308

Pool #AH1507, 4.50%, 12/1/40	445	492

Pool #AI5826, 4.00%, 9/1/41	424	455

Pool #AI9518, 4.00%, 9/1/41	679	728

(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	17	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND(A) continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.8% (5) – continued

Fannie Mae – 27.2% – continued

Pool #AJ0799, 4.00%, 9/1/41	$244	$267

Pool #AJ1713, 4.00%, 9/1/41	247	270

Pool #AJ2166, 4.00%, 10/1/41	803	861

Pool #AJ4048, 4.00%, 10/1/41	725	782

Pool #AJ4467, 4.00%, 11/1/41	247	272

Pool #AJ5836, 4.00%, 11/1/41	259	285

Pool #AJ7686, 4.00%, 12/1/41	300	331

Pool #AL1895, 3.50%, 6/1/42	571	618

Pool #AO4135, 3.50%, 6/1/42	539	577

Pool #AO6996, 3.50%, 6/1/42	477	516

Pool #AO8717, 3.50%, 7/1/42	576	624

Pool #AP2427, 3.50%, 8/1/42	578	626

Pool #AP4514, 3.50%, 9/1/42	373	402

Pool #AP4515, 3.50%, 9/1/42	528	571

Pool #AP6598, 3.50%, 9/1/42	472	512

Pool TBA, 4.50%, 12/15/39 (3)	500	539
3.50%, 12/15/40 (3)	720	769
3.00%, 12/15/42 (3)	2,410	2,536
		23,216

Freddie Mac – 1.4%

Pool #1B3575, 6.20%, 9/1/37	147	160

Pool #1G2296, 6.21%, 11/1/37	520	568

Pool #1J0365, 3.00%, 4/1/37	192	207

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.8% (5) – continued

Freddie Mac – 1.4% – continued

Pool #1J2840, 3.02%, 9/1/37	$226	$243
		1,178

Freddie Mac Gold – 5.2%

Pool #A65182, 6.50%, 9/1/37	1,003	1,142

Pool #C02790, 6.50%, 4/1/37	520	588

Pool #C02838, 5.50%, 5/1/37	458	500

Pool #C03517, 4.50%, 9/1/40	443	475

Pool #C03837, 3.50%, 4/1/42	1,165	1,261

Pool #G01954, 5.00%, 11/1/35	464	500
		4,466

Government National Mortgage Association – 0.4%

Series 2012-2, Class A, 1.86%, 6/16/31	379	387

Government National Mortgage Association I – 0.1%

Pool #604183, 5.50%, 4/15/33	18	20

Pool #633627, 5.50%, 9/15/34	26	29
		49

Government National Mortgage Association II – 0.5%

Pool #82581, 4.00%, 7/20/40	418	448
Total U.S. Government Agencies
(Cost $28,560)		29,744

U.S. GOVERNMENT OBLIGATIONS – 8.4%

U.S. Treasury Bonds – 1.2%
2.75%, 8/15/42	1,060	1,052

U.S. Treasury Inflation Indexed Bonds – 2.0%
0.75%, 2/15/42	1,445	1,656

U.S. Treasury Notes – 5.2%
0.38%, 11/15/15	1,680	1,683
0.63%, 9/30/17	215	215
0.63%, 11/30/17	840	840

(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	18	NORTHERN FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2012

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 8.4% – continued

U.S. Treasury Notes – 5.2% – continued
1.00%, 11/30/19	$1,565	$1,562
1.63%, 11/15/22	165	165
		4,465
Total U.S. Government Obligations
(Cost $7,118)		7,173

MUNICIPAL BONDS – 0.8%

Ohio – 0.8%

American Municipal Power-Ohio, Inc. TRB, Series B, Build America Bonds, Combined Hydroelectric Projects, 7.83%, 2/15/41	480	691
Total Municipal Bonds
(Cost $480)		691

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.7%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (6)(7)	4,838,019	$4,838
Total Investment Companies
(Cost $4,838)		4,838

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.2%

U.S. Treasury Bill, 0.14%, 5/30/13	$1,000	$999
Total Short-Term Investments
(Cost $999)		999

Total Investments – 98.5%
(Cost $80,432)		84,180

Other Assets less Liabilities – 1.5%		1,267
NET ASSETS – 100.0%		$85,447

(1)	Restricted security that has been deemed illiquid. At November 30, 2012, the value of these restricted illiquid securities amounted to approximately $6,229,000 or 7.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
AbbVie, Inc., 2.90%, 11/6/22	11/5/12	$114

AbbVie, Inc., 4.40%, 11/6/42	11/5/12	79

Anglo American Capital PLC, 2.63%, 9/27/17	9/20/12	100

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17	1/4/10	203

Daimler Finance N.A. LLC, 1.65%, 4/10/15	4/2/12	145

ERAC USA Finance LLC, 7.00%, 10/15/37	10/10/07	297

Express Scripts Holding Co., 3.90%, 2/15/22	2/6/12	166

FMR LLC, 6.45%, 11/15/39	1/6/10-4/30/10	411

Heineken N.V., 1.40%, 10/1/17	10/2/12	75

Hyatt Hotels Corp., 6.88%, 8/15/19	8/10/09	409

Hyundai Capital America, 1.63%, 10/2/15	9/24/12	380

Hyundai Capital America, 4.00%, 6/8/17	12/1/11	90

Liberty Mutual Group, Inc., 4.95%, 5/1/22	5/1/12	110

Lloyds TSB Bank PLC, 6.50%, 9/14/20	9/7/10	313

Macquarie Group Ltd., 7.30%, 8/1/14	12/14/10-12/15/10	180

Metropolitan Life Global Funding I, 2.50%, 9/29/15	9/22/10	100

News America, Inc., 3.00%, 9/15/22	9/11/12	89

Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	119

Pernod-Ricard S.A., 2.95%, 1/15/17	1/5/12	115

Pernod-Ricard S.A., 4.45%, 1/15/22	10/20/11	110

Petroleos Mexicanos, 5.50%, 6/27/44	10/12/12	177

Phillips 66, 2.95%, 5/1/17	3/7/12	180

PPL WEM Holdings PLC, 3.90%, 5/1/16	4/18/11	225

SABMiller Holdings, Inc., 1.85%, 1/15/15	1/11/12	225

SABMiller PLC, 6.50%, 7/1/16	10/28/10	126

(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	19	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND(A) continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Samsung Electronics America, Inc., 1.75%, 4/10/17	4/2/12	$159

Schlumberger Investment S.A., 1.25%, 8/1/17	7/24/12	155

Turlock Corp., 1.50%, 11/2/17	11/14/12	70

Turlock Corp., 4.00%, 11/2/32	11/14/12	85

Tyco Flow Control International Finance S.A., 1.88%, 9/15/17	9/10/12	95

URS Corp., 5.00%, 4/1/22	3/8/12	180

Volkswagen International Finance N.V., 1.60%, 11/20/17	11/13/12	179

WEA Finance LLC/WT Finance Aust Pty Ltd., 3.38%, 10/3/22	9/24/12	153

Xstrata Finance Canada Ltd., 2.45%, 10/25/17	10/22/12	120

Xstrata Finance Canada Ltd., 4.00%, 10/25/22	10/18/12	45

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	When-Issued Security.
(4)	Century bond expiring in 2111.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(7)	At November 30, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $14,172,000 with net sales of approximately $9,334,000 during the fiscal year ended November 30, 2012.

TRB – Tax Revenue Bonds

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

Percentages shown are based on Net Assets.

At November 30, 2012, the quality distribution (unaudited) for the Core Bond Fund was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	10.8%
U.S. Agency	34.3
AAA	4.2
AA	2.3
A	12.2
BBB	29.1
BB	1.2
Not rated	0.2
Cash Equivalents	5.7

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, securities indices, prepayment speeds and/or cash flows).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Core Bond Fund’s investments, which are carried at fair value, as of November 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$3,623	(1)	$–	$3,623
Corporate Bonds	–	29,233	(1)	–	29,233
Foreign Issuer Bonds	–	7,879	(1)	–	7,879
U.S. Government Agencies	–	29,744	(1)	–	29,744
U.S. Government Obligations	–	7,173	(1)	–	7,173
Municipal Bonds	–	691		–	691
Investment Companies	4,838	–		–	4,838
Short-Term Investments	–	999		–	999
Total Investments	$4,838	$79,342		$–	$84,180

(1)	Classifications as defined in the Schedule of Investments.
(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	20	NORTHERN FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2007

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At November 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	21	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND(A)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.0%

U.S. Treasury Bonds – 15.8%
8.75%, 8/15/20	$2,700	$4,225
6.88%, 8/15/25	300	470
6.00%, 2/15/26	275	405
6.50%, 11/15/26	75	116
6.38%, 8/15/27	315	486
6.13%, 11/15/27	375	568
5.25%, 11/15/28	250	352
5.25%, 2/15/29	225	318
6.25%, 5/15/30	275	434
5.38%, 2/15/31	300	438
4.50%, 2/15/36	500	672
5.00%, 5/15/37	250	361
4.38%, 2/15/38	300	398
3.50%, 2/15/39	550	637
4.25%, 5/15/39	600	783
4.50%, 8/15/39	750	1,017
4.38%, 11/15/39	650	865
4.63%, 2/15/40	900	1,244
4.38%, 5/15/40	925	1,233
3.88%, 8/15/40	650	800
4.75%, 2/15/41	775	1,093
4.38%, 5/15/41	875	1,167
3.75%, 8/15/41	900	1,084
3.13%, 11/15/41	800	859
3.13%, 2/15/42	550	590
3.00%, 5/15/42	800	837
2.75%, 8/15/42	500	496
2.75%, 11/15/42	125	124
		22,072

U.S. Treasury Notes – 83.2%
0.75%, 12/15/13	2,250	2,263
1.75%, 1/31/14	1,700	1,730
1.25%, 4/15/14	4,950	5,018
1.00%, 5/15/14	1,500	1,517
4.75%, 5/15/14	1,200	1,278
2.25%, 5/31/14	1,050	1,081
0.75%, 6/15/14	1,250	1,260
0.63%, 7/15/14	5,700	5,735
0.50%, 8/15/14	1,750	1,757
0.25%, 9/15/14	1,900	1,900
0.25%, 9/30/14	500	500
0.50%, 10/15/14	1,950	1,959
0.38%, 11/15/14	3,800	3,808

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.0% – continued

U.S. Treasury Notes – 83.2% – continued
4.00%, 2/15/15	$1,650	$1,784
2.38%, 2/28/15	1,100	1,151
0.38%, 3/15/15	2,700	2,706
2.50%, 3/31/15	2,300	2,418
0.25%, 5/15/15	1,700	1,698
2.13%, 5/31/15	1,250	1,307
1.75%, 7/31/15	1,550	1,609
0.25%, 8/15/15	3,000	2,995
4.25%, 8/15/15	1,000	1,106
1.25%, 9/30/15	4,450	4,566
1.38%, 11/30/15	2,000	2,061
2.00%, 1/31/16	1,850	1,945
2.25%, 3/31/16	1,450	1,540
3.25%, 6/30/16	1,250	1,376
1.50%, 7/31/16	1,900	1,975
4.88%, 8/15/16	900	1,047
1.00%, 8/31/16	1,250	1,277
3.00%, 8/31/16	1,550	1,698
1.00%, 9/30/16	2,625	2,681
3.00%, 9/30/16	1,200	1,317
1.00%, 10/31/16	250	255
3.13%, 10/31/16	1,200	1,324
2.75%, 11/30/16	1,100	1,199
3.13%, 1/31/17	1,300	1,441
4.63%, 2/15/17	500	586
3.00%, 2/28/17	1,250	1,381
1.00%, 3/31/17	1,300	1,327
0.63%, 5/31/17	1,250	1,255
2.75%, 5/31/17	950	1,044
2.50%, 6/30/17	950	1,034
0.50%, 7/31/17	2,300	2,293
2.38%, 7/31/17	1,600	1,733
0.63%, 8/31/17	2,000	2,005
3.50%, 2/15/18	2,400	2,747
2.88%, 3/31/18	750	836
2.63%, 4/30/18	900	992
3.88%, 5/15/18	1,200	1,403
4.00%, 8/15/18	900	1,064
1.38%, 9/30/18	1,150	1,188
1.75%, 10/31/18	1,250	1,318
2.75%, 2/15/19	2,250	2,507
1.13%, 5/31/19	400	405
3.63%, 8/15/19	1,500	1,761
1.00%, 8/31/19	475	476

(A)	Formerly the U.S. Treasury Index Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	22	NORTHERN FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2012

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.0% – continued

U.S. Treasury Notes – 83.2% – continued
1.00%, 9/30/19	$1,000	$1,000
1.25%, 10/31/19	1,500	1,524
3.38%, 11/15/19	650	754
3.50%, 5/15/20	1,250	1,465
2.63%, 11/15/20	1,825	2,021
3.13%, 5/15/21	1,475	1,690
2.13%, 8/15/21	1,400	1,487
2.00%, 11/15/21	1,950	2,046
2.00%, 2/15/22	1,800	1,882
1.75%, 5/15/22	1,050	1,071
1.63%, 8/15/22	1,600	1,608
		116,185
Total U.S. Government Obligations
(Cost $132,117)		138,257

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.3%

Northern Institutional Funds - U.S. Government Portfolio, 0.01% (1)(2)	367,168	$367
Total Investment Companies
(Cost $367)		367

Total Investments – 99.3%
(Cost $132,484)		138,624

Other Assets less Liabilities – 0.7%		955
NET ASSETS – 100.0%		$139,579

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At November 30, 2011, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $463,000 with net sales of approximately $96,000 during the fiscal year ended November 30, 2012.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

Percentages shown are based on Net Assets.

At November 30, 2012, the quality distribution (unaudited) for the U.S. Treasury Index Fund was:

QUALITY DISTRIBUTION	% OF INVESTMENTS
U.S. Treasury	99.7%
Cash Equivalents	0.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Treasury Index Fund’s investments, which are carried at fair value, as of November 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations	$ –	$138,257	(1)	$–	$138,257
Investment Companies	367	–		–	367
Total Investments	$367	$138,257		$–	$138,624

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At November 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classfications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(A)	Formerly the U.S. Treasury Index Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	23	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND(A)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 6.6%

Automobile – 0.4%

Honda Auto Receivables Owner Trust, Series 2012-1, Class A3, 0.77%, 1/15/16	$260	$261

Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.73%, 5/16/16	385	387
		648

Commercial Mortgage-Backed Securities – 4.9%

Banc of America Commercial Mortgage Trust, Series 2006-4, Class A2, 5.52%, 7/10/46	331	335

Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2, 5.32%, 9/10/47	1,084	1,084

Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.41%, 9/10/47	735	835

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4, 4.94%, 11/10/41	815	865

Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.19%, 5/11/39	1,063	1,086

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4, 4.72%, 2/11/41	620	640

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40	680	761

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.67%, 6/11/41	315	342

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2, 4.74%, 9/11/42	268	274

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	363	364

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 6.6% – continued

Commercial Mortgage-Backed Securities – 4.9% – continued

LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4, 4.17%, 5/15/32	$634	$640

LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12%, 11/15/32	425	437

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2, 5.08%, 2/15/31	48	48

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2, 5.26%, 9/15/39	56	56

Morgan Stanley Capital I Trust, Series 2003-IQ4, Class A2, 4.07%, 5/15/40	157	158
		7,925

Credit Card – 0.4%

Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	708	714

Utilities – 0.9%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1, 1.83%, 2/15/16	832	847

CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A1, 0.90%, 4/15/18	628	633
		1,480
Total Asset-Backed Securities
(Cost $10,680)		10,767

CORPORATE BONDS – 42.3%

Aerospace/Defense – 1.5%

General Dynamics Corp.,
5.25%, 2/1/14	510	536
1.00%, 11/15/17	385	384

Northrop Grumman Corp.,
3.70%, 8/1/14	335	352

Raytheon Co.,
1.40%, 12/15/14	325	331

TransDigm, Inc.,
5.50%, 10/15/20 (1)(2)	350	358

United Technologies Corp.,
1.20%, 6/1/15	510	519
		2,480

(A)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	24	NORTHERN FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2012

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 42.3% – continued

Agriculture – 0.9%

Lorillard Tobacco Co., 2.30%, 8/21/17	$160	$163

Philip Morris International, Inc., 2.50%, 5/16/16	460	486

Reynolds American, Inc., 1.05%, 10/30/15	800	800
		1,449

Auto Manufacturers – 0.5%

Daimler Finance N.A. LLC, 2.30%, 1/9/15 (1)(2)	315	323

Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (1)(2)	400	428
		751

Auto Parts & Equipment – 0.4%

Delphi Corp., 5.88%, 5/15/19	225	243

Johnson Controls, Inc., 1.75%, 3/1/14	345	350
		593

Banks – 6.1%

Bank of America Corp., 1.90%, 7/11/14	495	501
3.70%, 9/1/15	505	534
1.50%, 10/9/15	190	191
3.88%, 3/22/17	215	234

Capital One Financial Corp., 2.13%, 7/15/14	545	555
2.15%, 3/23/15	265	271
1.00%, 11/6/15	270	269

Citigroup, Inc., 2.65%, 3/2/15	375	386
4.45%, 1/10/17	345	383
6.00%, 8/15/17	325	382

Goldman Sachs Group (The), Inc., 6.00%, 5/1/14	310	331
5.13%, 1/15/15	495	532
3.30%, 5/3/15	360	375
1.60%, 11/23/15	395	396
3.63%, 2/7/16	175	185

HSBC USA, Inc., 2.38%, 2/13/15	360	371

JPMorgan Chase & Co., 4.88%, 3/15/14	250	261

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 42.3% – continued

Banks – 6.1% – continued
1.10%, 10/15/15	$385	$385

JPMorgan Chase Bank N.A., 6.00%, 10/1/17	675	799

Morgan Stanley, 2.88%, 1/24/14	360	367
4.00%, 7/24/15	225	235
3.45%, 11/2/15	210	217

PNC Funding Corp., 2.70%, 9/19/16	350	371

U.S. Bancorp, 2.45%, 7/27/15	500	524

Wells Fargo & Co., 1.50%, 7/1/15	225	229
2.10%, 5/8/17	585	607
		9,891

Beverages – 1.3%

Anheuser-Busch InBev Worldwide, Inc., 2.88%, 2/15/16	270	287
1.38%, 7/15/17	375	379

Coca-Cola (The) Co., 0.75%, 3/13/15	370	373

Molson Coors Brewing Co., 2.00%, 5/1/17	260	268

PepsiCo, Inc., 0.75%, 3/5/15	430	432

SABMiller Holdings, Inc., 1.85%, 1/15/15 (1)(2)	455	464
		2,203

Biotechnology – 0.7%

Celgene Corp., 1.90%, 8/15/17	450	461

Genzyme Corp., 3.63%, 6/15/15	270	290

Gilead Sciences, Inc., 2.40%, 12/1/14	305	315
3.05%, 12/1/16	90	97
		1,163

Chemicals – 0.8%

Cabot Corp., 2.55%, 1/15/18	205	211

Dow Chemical (The) Co., 2.50%, 2/15/16	365	380

(A)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	25	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND(A) continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 42.3% – continued

Chemicals – 0.8% – continued

Eastman Chemical Co., 2.40%, 6/1/17	$325	$337

Praxair, Inc., 1.05%, 11/7/17	415	417
		1,345

Commercial Services – 0.7%

ERAC USA Finance LLC, 2.25%, 1/10/14 (2)	810	819

HDTFS, Inc., 5.88%, 10/15/20 (1)(2)	250	258
		1,077

Computers – 0.4%

Hewlett-Packard Co., 2.63%, 12/9/14	450	449
2.60%, 9/15/17	270	257
		706

Diversified Financial Services – 6.1%

American Express Credit Corp., 1.75%, 6/12/15	210	214
2.80%, 9/19/16	215	228

BlackRock, Inc., 3.50%, 12/10/14	930	984
1.38%, 6/1/15	165	168

Boeing Capital Corp., 2.13%, 8/15/16	320	335

Caterpillar Financial Services Corp., 0.70%, 11/6/15	275	274

Ford Motor Credit Co. LLC, 3.88%, 1/15/15	600	623
7.00%, 4/15/15	200	222
3.00%, 6/12/17	300	306

Franklin Resources, Inc., 3.13%, 5/20/15	750	789
1.38%, 9/15/17	305	309

General Electric Capital Corp., 3.75%, 11/14/14	710	750
2.25%, 11/9/15	725	750
3.35%, 10/17/16	330	356

General Motors Financial Co., Inc., 4.75%, 8/15/17 (1)(2)	400	416

Hyundai Capital America, 1.63%, 10/2/15 (1)(2)	755	760

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 42.3% – continued

Diversified Financial Services – 6.1% – continued

John Deere Capital Corp., 1.25%, 12/2/14	$150	$152
0.88%, 4/17/15	330	332

PACCAR Financial Corp., 1.60%, 3/15/17	450	459

SLM Corp., 6.00%, 1/25/17	290	313

TD Ameritrade Holding Corp., 4.15%, 12/1/14	700	747

Toyota Motor Credit Corp., 2.00%, 9/15/16	365	378
		9,865

Electric – 1.3%

CMS Energy Corp., 2.75%, 5/15/14	295	299

Commonwealth Edison Co., 1.63%, 1/15/14	295	299

Dominion Resources, Inc., 1.40%, 9/15/17	250	251

Florida Power Corp., 5.65%, 6/15/18	200	244

Georgia Power Co., 0.63%, 11/15/15	395	395

NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	570	573
		2,061

Electronics – 0.8%

Agilent Technologies, Inc., 5.50%, 9/14/15	690	771

Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	470	479
		1,250

Environmental Control – 0.1%

Clean Harbors, Inc., 5.25%, 8/1/20	150	154

Food – 1.4%

ConAgra Foods, Inc., 1.35%, 9/10/15	595	596

Hershey (The) Co., 1.50%, 11/1/16	235	241

Kellogg Co., 1.13%, 5/15/15	515	520

(A)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	26	NORTHERN FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2012

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 42.3% – continued

Food – 1.4% – continued

Sysco Corp., 0.55%, 6/12/15	$380	$380

Unilever Capital Corp., 0.85%, 8/2/17	555	550
		2,287

Gas – 0.2%

Sempra Energy, 2.30%, 4/1/17	295	308

Healthcare – Products – 0.6%

Stryker Corp., 2.00%, 9/30/16	365	382

Zimmer Holdings, Inc., 1.40%, 11/30/14	625	630
		1,012

Healthcare – Services – 0.9%

Aetna, Inc., 1.75%, 5/15/17	200	204

Cigna Corp., 2.75%, 11/15/16	230	242

UnitedHealth Group, Inc., 0.85%, 10/15/15	385	387

WellPoint, Inc., 1.25%, 9/10/15	575	580
		1,413

Insurance – 1.1%

American International Group, Inc., 3.00%, 3/20/15	325	338
2.38%, 8/24/15	145	148

Berkshire Hathaway Finance Corp., 1.60%, 5/15/17	400	410

Metropolitan Life Global Funding I, 2.50%, 9/29/15 (1)(2)	450	470

Prudential Financial, Inc., 5.15%, 1/15/13	360	362
		1,728

Internet – 1.0%

Amazon.com, Inc., 0.65%, 11/27/15	600	599

eBay, Inc., 1.35%, 7/15/17	555	563

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 42.3% – continued

Internet – 1.0% – continued

Symantec Corp., 2.75%, 9/15/15	$515	$532
		1,694

Iron/Steel – 0.1%

Steel Dynamics, Inc., 6.13%, 8/15/19 (2)	160	167

Machinery – Diversified – 0.3%

Case New Holland, Inc., 7.75%, 9/1/13	500	521

Media – 2.6%

CBS Corp., 1.95%, 7/1/17	335	343

Comcast Corp., 4.95%, 6/15/16	460	521

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 3/15/17	680	697

NBCUniversal Media LLC, 2.10%, 4/1/14	165	168
3.65%, 4/30/15	535	571

News America, Inc., 5.30%, 12/15/14	385	420

Time Warner Cable, Inc., 3.50%, 2/1/15	570	603

Viacom, Inc., 2.50%, 12/15/16	575	603

Walt Disney (The) Co., 0.45%, 12/1/15	390	388
		4,314

Mining – 0.1%

Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	215	217

Miscellaneous Manufacturing – 0.4%

General Electric Co., 0.85%, 10/9/15	250	250
5.25%, 12/6/17	200	236

Turlock Corp., 1.50%, 11/2/17 (1)(2)	140	141
		627

Office/Business Equipment – 0.4%

Xerox Corp., 4.25%, 2/15/15	580	610

(A)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	27	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND(A) continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 42.3% – continued

Oil & Gas – 2.6%

Anadarko Petroleum Corp., 5.75%, 6/15/14	$695	$742
6.38%, 9/15/17	300	360

Chevron Corp., 1.10%, 12/5/17	305	307

Devon Energy Corp., 1.88%, 5/15/17	775	793

Marathon Oil Corp., 0.90%, 11/1/15	600	601

Murphy Oil Corp., 2.50%, 12/1/17	560	563

Phillips 66, 2.95%, 5/1/17 (1)(2)	355	379

Plains Exploration & Production Co., 7.63%, 6/1/18	200	212

Tesoro Corp., 4.25%, 10/1/17	250	256
		4,213

Oil & Gas Services – 0.3%

Cameron International Corp., 1.60%, 4/30/15	550	556

Packaging & Containers – 0.3%

Ball Corp., 5.75%, 5/15/21	500	540

Pharmaceuticals – 2.3%

AbbVie, Inc., 1.20%, 11/6/15 (1)(2)	980	985

Bristol-Myers Squibb Co., 0.88%, 8/1/17	300	298

Cardinal Health, Inc., 1.90%, 6/15/17	280	286

Express Scripts Holding Co., 2.10%, 2/12/15 (1)(2)	520	530
3.13%, 5/15/16	290	307
3.90%, 2/15/22 (1)(2)	180	194

McKesson Corp., 0.95%, 12/4/15	355	356
5.70%, 3/1/17	190	226

Medco Health Solutions, Inc., 2.75%, 9/15/15	170	178

Mylan, Inc., 7.63%, 7/15/17 (2)	300	337
		3,697

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 42.3% – continued

Pipelines – 1.2%

Enterprise Products Operating LLC, 3.70%, 6/1/15	$350	$373
1.25%, 8/13/15	375	377

Kinder Morgan Energy Partners L.P., 6.00%, 2/1/17	110	129

ONEOK Partners L.P., 2.00%, 10/1/17	110	111

Plains All American Pipeline L.P./PAA Finance Corp., 5.63%, 12/15/13	280	295

Williams Partners L.P., 3.80%, 2/15/15	570	604
		1,889

Real Estate Investment Trusts – 0.6%

Health Care REIT, Inc., 2.25%, 3/15/18 (3)	125	125

Host Hotels & Resorts L.P., 5.88%, 6/15/19	350	383

Realty Income Corp., 2.00%, 1/31/18	210	211

Simon Property Group L.P., 2.80%, 1/30/17	230	244
		963

Retail – 0.6%

Costco Wholesale Corp., 0.65%, 12/7/15 (3)	395	395

Walgreen Co., 1.00%, 3/13/15	560	561
		956

Semiconductors – 0.6%

Altera Corp., 1.75%, 5/15/17	190	196

Samsung Electronics America, Inc., 1.75%, 4/10/17 (1)(2)	330	335

Texas Instruments, Inc., 0.45%, 8/3/15	455	453
		984

Software – 0.4%

Microsoft Corp., 0.88%, 11/15/17	415	415

Oracle Corp., 1.20%, 10/15/17	200	201
		616

(A)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	28	NORTHERN FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2012

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 42.3% – continued

Telecommunications – 2.1%

AT&T, Inc., 2.40%, 8/15/16	$860	$900

Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	355	374

Cisco Systems, Inc., 1.63%, 3/14/14	320	325

Juniper Networks, Inc., 3.10%, 3/15/16	500	522

Verizon Communications, Inc., 0.70%, 11/2/15	600	601
2.00%, 11/1/16	325	338

Windstream Corp., 8.13%, 8/1/13	340	354
		3,414

Transportation – 0.6%

Ryder System, Inc., 3.15%, 3/2/15	585	605

United Parcel Service, Inc., 1.13%, 10/1/17	405	408
		1,013
Total Corporate Bonds
(Cost $67,065)		68,727

FOREIGN ISSUER BONDS – 12.3%

Auto Manufacturers – 0.5%

Volkswagen International Finance N.V., 1.63%, 3/22/15 (1)(2)	465	472
1.60%, 11/20/17 (1)(2)	345	344
		816

Banks – 3.9%

Abbey National Treasury Services PLC, 2.88%, 4/25/14	575	585

Australia & New Zealand Banking Group Ltd., 1.88%, 10/6/17	175	180

Bank of Montreal, 0.80%, 11/6/15	385	385

Bank of Nova Scotia, 1.85%, 1/12/15	295	302

Canadian Imperial Bank of Commerce, 0.90%, 10/1/15	405	408

Commonwealth Bank of Australia, 1.95%, 3/16/15	725	745

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.3% – continued

Banks – 3.9% – continued

ING Bank N.V., 2.00%, 10/18/13 (1)(2)	$855	$859

National Australia Bank Ltd., 1.60%, 8/7/15	235	239

National Bank of Canada, 1.50%, 6/26/15	340	345

Royal Bank of Canada, 0.80%, 10/30/15	390	390
0.63%, 12/4/15	395	395
1.20%, 9/19/17	570	574

Toronto-Dominion Bank (The), 1.38%, 7/14/14	325	330

Westpac Banking Corp., 1.13%, 9/25/15	360	363
3.00%, 12/9/15	190	201
		6,301

Beverages – 0.8%

Heineken N.V., 0.80%, 10/1/15 (1)(2)	715	713

Pernod-Ricard S.A., 2.95%, 1/15/17 (1)(2)	560	591
		1,304

Chemicals – 0.3%
Potash Corp. of Saskatchewan, Inc., 3.75%, 9/30/15	460	496

Diversified Financial Services – 0.3%
Macquarie Group Ltd., 7.30%, 8/1/14 (1)(2)	470	509

Healthcare – Products – 0.3%
Covidien International Finance S.A., 1.35%, 5/29/15	525	533

Leisure Time – 0.5%

Carnival Corp., 1.88%, 12/15/17	160	161

Royal Caribbean Cruises Ltd., 6.88%, 12/1/13	685	716
		877

Mining – 0.8%

Anglo American Capital PLC, 2.63%, 9/27/17 (1)(2)	200	203

Rio Tinto Finance USA PLC, 2.00%, 3/22/17	295	303

(A)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	29	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND(A) continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.3% – continued

Mining – 0.8% – continued
1.63%, 8/21/17	$260	$263

Xstrata Finance Canada Ltd., 1.80%, 10/23/15 (1)(2)	575	577
		1,346

Miscellaneous Manufacturing – 0.1%

Tyco Flow Control International Finance S.A., 1.88%, 9/15/17 (1)(2)	180	181

Oil&Gas – 3.0%

BP Capital Markets PLC, 0.70%, 11/6/15	415	414
2.25%, 11/1/16	315	328

Canadian Natural Resources Ltd., 5.70%, 5/15/17	375	445

Cenovus Energy, Inc., 4.50%, 9/15/14	335	356

Ensco PLC, 3.25%, 3/15/16	250	267

Noble Holding International Ltd., 2.50%, 3/15/17	735	761

Petrobras International Finance Co., 2.88%, 2/6/15	510	525

Shell International Finance B.V., 0.63%, 12/4/15	795	794

Statoil ASA, 1.80%, 11/23/16	290	300

Total Capital International S.A., 0.75%, 1/25/16	360	360

Transocean, Inc., 5.05%, 12/15/16	250	278
		4,828

Oil & Gas Services – 0.2%

Schlumberger Investment S.A., 1.25%, 8/1/17 (1)(2)	290	291

Pharmaceuticals – 0.2%

GlaxoSmithKline Capital PLC, 0.75%, 5/8/15	300	302

Pipelines – 0.3%

TransCanada PipeLines Ltd., 0.88%, 3/2/15	485	488

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.3% – continued

Telecommunications – 0.9%

America Movil S.A.B. de C.V., 5.75%, 1/15/15	$520	$572

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20 (1)(2)	300	320

Vodafone Group PLC, 4.15%, 6/10/14	435	458
1.25%, 9/26/17	165	165
		1,515

Transportation – 0.2%

Canadian National Railway Co., 1.45%, 12/15/16	265	271
Total Foreign Issuer Bonds
(Cost $19,645)		20,058

U.S. GOVERNMENT AGENCIES – 16.0% (4)

Fannie Mae – 11.1%

Pool #555649, 7.50%, 10/1/32	72	88

Pool #893082, 3.03%, 9/1/36	415	446

Pool #AB3114, 5.00%, 6/1/41	1,335	1,478

Pool #AD7061, 5.50%, 6/1/40	207	228

Pool #AK0501, 3.00%, 1/1/27	1,215	1,297

Pool #AO0315, 3.00%, 4/1/27	1,275	1,362

Pool #AO4482, 3.00%, 5/1/27	1,082	1,155

Pool TBA, 5.50%, 12/1/29 (3)	2,300	2,500
4.50%, 12/15/39 (3)	5,300	5,711
2.50%, 12/31/49 (3)	3,650	3,818
		18,083

Freddie Mac – 1.1%

Pool #1B3617, 3.01%, 10/1/37	287	308

Pool #848076, 5.47%, 6/1/38	653	705

Series 3730, Class PL, 4.50%, 1/15/33	796	808
		1,821

(A)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	30	NORTHERN FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2012

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 16.0% (4) – continued

Freddie Mac Gold – 0.7%

Pool #A92650, 5.50%, 6/1/40	$593	$654

Pool #G13387, 5.00%, 4/1/23	464	501
		1,155

Government National Mortgage Association – 1.5%

Series 2011-49, Class A, 2.45%, 7/16/38	966	996

Series 2011-49, Class AB, 2.80%, 1/16/34	478	493

Series 2012-2, Class A, 1.86%, 6/16/31	568	580

Series 2012-22, Class AB, 1.66%, 3/16/33	298	304
		2,373

Government National Mortgage Association II – 1.6%

Pool #82581, 4.00%, 7/20/40	1,178	1,264

Pool #83021, 3.00%, 1/20/42	1,173	1,251
		2,515
Total U.S. Government Agencies
(Cost $25,761)		25,947

U.S. GOVERNMENT OBLIGATIONS – 20.7%

U.S. Treasury Inflation Indexed Notes – 2.8%
2.00%, 1/15/14	1,320	1,706
1.25%, 4/15/14	985	1,109
1.63%, 1/15/15	1,320	1,698
		4,513

U.S. Treasury Notes – 17.9%
0.75%, 3/31/13	1,870	1,874
0.25%, 11/30/14	20,300	20,300
0.38%, 11/15/15	5,435	5,443
0.63%, 11/30/17	1,465	1,466
		29,083
Total U.S. Government Obligations
(Cost $33,572)		33,596

	NUMBER OF SHARES	VALUE (000s)

INVESTMENT COMPANIES – 9.8%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (5)(6)	15,932,845	$15,933
Total Investment Companies
(Cost $15,933)		15,933

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.14%, 5/30/13 (7)	$400	$400
Total Short-Term Investments
(Cost $400)		400

Total Investments – 107.9%
(Cost $173,056)		175,428

Liabilities less Other Assets – (7.9)%		(12,915)
NET ASSETS – 100.0%		$162,513

(1)	Restricted security that has been deemed illiquid. At November 30, 2012, the value of these restricted illiquid securities amounted to approximately $11,101,000 or 6.8% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
AbbVie, Inc., 1.20%, 11/6/15	11/5/12	$979

Anglo American Capital PLC, 2.63%, 9/27/17	9/20/12	200

Daimler Finance N.A. LLC, 2.30%, 1/9/15	1/4/12	315

Express Scripts Holding Co., 2.10%, 2/12/15	2/6/12	517

Express Scripts Holding Co., 3.90%, 2/15/22	11/1/12	197

General Motors Financial Co., Inc., 4.75%, 8/15/17	8/13/12	400

HDTFS, Inc., 5.88%, 10/15/20	10/1/12	250

Heineken N.V., 0.80%, 10/1/15	10/2/12	714

Hyundai Capital America, 1.63%, 10/2/15	9/24/12	755

ING Bank N.V., 2.00%, 10/18/13	10/13/10	853

(A)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	31	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND(A) continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	4/13/12	$305

Macquarie Group Ltd., 7.30%, 8/1/14	12/14/10-12/15/10	513

Metropolitan Life Global Funding I, 2.50%, 9/29/15	9/22/10	450

Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	398

Pernod-Ricard S.A., 2.95%, 1/15/17	1/10/12-4/18/12	562

Phillips 66, 2.95%, 5/1/17	3/7/12	355

SABMiller Holdings, Inc., 1.85%, 1/15/15	1/11/12-11/1/12	457

Samsung Electronics America, Inc., 1.75%, 4/10/17	4/2/12	329

Schlumberger Investment S.A., 1.25%, 8/1/17	7/24/12	290

TransDigm, Inc., 5.50%, 10/15/20	10/10/12	350

Turlock Corp., 1.50%, 11/2/17	11/14/12	140

Tyco Flow Control International Finance S.A., 1.88%, 9/15/17	9/10/12	180

Volkswagen International Finance N.V., 1.63%, 3/22/15	3/19/12	464

Volkswagen International Finance N.V., 1.60%, 11/20/17	11/13/12	344

Xstrata Finance Canada Ltd., 1.80%, 10/23/15	10/18/12	575

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	When-Issued Security.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	At November 30, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $18,653,000 with net sales of approximately $2,720,000 during the fiscal year ended November 30, 2012.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

Percentages shown are based on Net Assets.

At November 30, 2012, the credit quality distribution (unaudited) for the Short Bond Fund was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	22.2%
U.S. Agency	12.0
AAA	6.4
AA	5.0
A	20.9
BBB	21.2
BB	2.3
B	0.7
Not rated	0.2
Cash Equivalents	9.1

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At November 30, 2012, the Short Bond Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Five Year U.S. Treasury Note	(102)	$12,721	Short	3/13	$(32)

(A)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	32	NORTHERN FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, securities indices, prepayment speeds and/or cash flows).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short Bond Fund’s investments and other financial instruments, which are carried at fair value, as of November 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$10,767	(1)	$–	$10,767
Corporate Bonds	–	68,727	(1)	–	68,727
Foreign Issuer Bonds	–	20,058	(1)	–	20,058
U.S. Government Agencies	–	25,947	(1)	–	25,947
U.S. Government Obligations	–	33,596	(1)	–	33,596
Investment Companies	15,933	–		–	15,933
Short-Term Investments	–	400		–	400
Total Investments	$15,933	$159,495		$–	$175,428

OTHER FINANCIAL INSTRUMENTS

Liabilities
Futures Contracts	$(32)	$–	$–	$(32)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At November 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(A)	Formerly the Short Bond Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	33	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 48 Funds as of November 30, 2012, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Core Bond, U.S. Treasury Index and Short Bond Funds (each a “Fund” and collectively, the “Funds”) are separate investment Funds of the Trust, each of which is a diversified fund. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a direct subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Prior to November 17, 2012, the Funds operated as the Core Bond, U.S. Treasury Index and Short Bond Portfolios (the “Predecessor Funds”), investment portfolios of the Northern Institutional Funds. The Predecessor Funds were authorized to issue three classes of shares: Class A, Class C and Class D. Each class was distinguished by the level of administrative, liaison and transfer agent services provided. Effective October 13, 2011, the Class C Share and Class D Share classes of each of the Predecessor Funds were closed to investment by new accounts. At the close of business on November 28, 2011, shareholders who held Class C Shares and Class D Shares of each Predecessor Fund had their shares automatically converted to Class A Shares of the same Predecessor Fund on the basis of the relative net asset value per share of the respective share classes as of the close of business on November 28, 2011. On November 16, 2012, each of the Predecessor Funds was reorganized into the corresponding Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 9, 2012, (the “Reorganization”). At the time of Reorganization, each Predecessor Fund transferred all its assets to the corresponding Fund in exchange for shares of the corresponding Fund and the Fund’s assumption of all the liabilities of the Predecessor Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Class A shares received shares of the corresponding Fund. The Reorganization was tax-free.

Prior to the Reorganization, the Funds had no net assets or operations and therefore, activity shown in the Statements of Operations, Statements of Changes in Net Assets, and Financial Highlights prior to the Reorganization represents the operations and changes in net assets of the corresponding Predecessor Funds. The cost basis of the investments transferred from the Predecessor Funds was carried forward to the Funds for accounting and tax purposes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“U.S.”) of America or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS

Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities, prepayment speeds, cash flows, and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices as are swaps, caps, collars and floors. The foregoing prices may be

FIXED INCOME FUNDS	34	NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME FUNDS

NOVEMBER 30, 2012

obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees, has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund, but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board of Trustees (the “Board”). NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

NTGI PVC is responsible for making the final determination of the fair value of the security. In making its determination, NTGI PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Short Bond Fund invested in futures contracts for hedging purposes. The Statements of Operations include any realized gains or losses, on closed futures contracts in Net realized gains (losses) on futures contracts and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on each Fund’s financial statements can be found in Note 9.

At November 30, 2012, the Short Bond Fund had entered into exchange-traded short futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $400,000. Further information on the impact of these positions to the Short Bond Fund’s financial statements can be found in Note 9.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE normally at

NORTHERN FUNDS ANNUAL REPORT	35	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the New York Stock Exchange at approximately 3:00 P.M. Central time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions and foreign currency exchange contracts in the Statements of Operations.

D) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral or designate on its books and records cash or liquid assets at least equal to the amount of the commitment. As of November 30, 2012, the aggregate market value of securities segregated to cover the commitment was approximately (in thousands) $30,128 and $37,394 for the Core Bond and Short Bond Funds, respectively. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at November 30, 2012, if any, are noted in each Fund’s Schedule of Investments and in aggregate, in each Fund’s Statement of Assets and Liabilities.

E) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

H) FUND SECURITIES LOANED The Predecessor Funds participated in Northern Trust’s securities lending program and loaned a portion of their investment portfolios to securities lending borrowers (e.g. brokers approved by Northern Trust). Northern Trust received collateral for the Predecessor Funds, generally consisting of cash, government securities and letters of credit from the borrowers on behalf of the participating Predecessor Funds in connection with such loans. Pursuant to an exemptive order granted by the Securities and Exchange Commission, each of the Predecessor Funds held invested cash collateral in Northern Institutional Funds – Liquid Assets Portfolio, an affiliated money market fund. Non-cash collateral was held in custody for the Predecessor Funds. The Predecessor Funds did not exercise effective control over the non-cash collateral received. The value of the collateral was monitored daily to ensure the value of such collateral met or exceeded the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral might have been subject to legal proceedings.

The Predecessor Funds earned income on portfolio securities loaned, and received compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Predecessor Funds from securities lending was based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Predecessor Funds paid fees to Northern Trust for administering the securities lending program. The fees were typically based on a percentage of the revenue generated from the lending activities. Income from securities lending (net of fees) is disclosed as investment income in each Fund’s Statement of Operations.

FIXED INCOME FUNDS	36	NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME FUNDS

NOVEMBER 30, 2012

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Core Bond	Daily	Monthly
U.S. Treasury Index	Daily	Monthly
Short Bond	Daily	Monthly

The Predecessor Funds distribution of dividends from net investment income were declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Core Bond	Monthly
U.S. Treasury Index	Monthly
Short Bond	Monthly

Distribution of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to paydowns and have no impact on the net assets or the net asset values per share of the Funds. At November 30, 2012 the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED LOSSES
Core Bond	$221	$(221)
Short Bond	188	(188)

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2012 through the fiscal year ended November 30, 2012, the following Fund incurred net capital losses, and/or Section 988 currency losses which the Fund intends to treat as having incurred in the following fiscal year:

Amounts in thousands
Short Bond	$15

At November 30, 2012, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	NOVEMBER 30, 2015	NOVEMBER 30, 2016
Short Bond	$529	$932

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

The following capital loss carryforwards were utilized at November 30, 2012, for U.S. Federal income tax purposes:

Amounts in thousands
Short Bond	$1,146

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes are effective for the Funds for the fiscal year ended November 30, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ending November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

NORTHERN FUNDS ANNUAL REPORT	37	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

At November 30, 2012, the tax components of undistributed net investment income and realized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Core Bond	$ —	$1,509	$749
U.S. Treasury Index	—	471	4,277
Short Bond	—	22	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2012, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Core Bond	$ —	$4,801	$543
U.S. Treasury Index	—	2,022	2,761
Short Bond	—	2,339	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid by the Predecessor Funds during the fiscal year ended November 30, 2011 was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Core Bond	$ —	$3,541	$641
U.S. Treasury Index	—	2,975	2,357
Short Bond	—	3,450	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2012, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Predecessor Funds’ federal tax returns filed for the fiscal years ended November 30, 2009 through November 30, 2011 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the fiscal year ended November 30, 2012.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the fiscal year ended November 30, 2012.

Prior to November 17, 2012, the Northern Institutional Funds adopted a Shareholder Servicing Plan pursuant to which it entered into agreements with institutions or other financial intermediaries under which they rendered certain shareholder administrative support services for their customers or other investors who beneficially owned Class C and D shares of the Predecessor Funds. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary received a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares of the Predecessor Funds, respectively. Those institutions and financial intermediaries that received fees pursuant to the Shareholder Servicing Plan for Class C and D shares prior to November 28, 2011 entered into similar agreements with NTI under which they rendered certain shareholder administrative support services to their customers and other investors who beneficially owned Class A shares.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on December 1, 2011 administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 8 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears which is included in Other expenses on the Statements of Operations.

At a meeting held on November 9, 2012, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The interest rate charged under the New Credit Facility and the annual commitment fee on the unused portion

FIXED INCOME FUNDS	38	NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME FUNDS

NOVEMBER 30, 2012

of the credit line under the New Credit Facility are the same as those for the Credit Facility. The New Credit Facility went into effect on November 29, 2012 and will expire on November 28, 2013, unless renewed.

At November 30, 2012 and during the year ended November 30, 2012, the Funds did not have any outstanding loans. The Funds did not have any borrowings and did not incur any interest expense for the fiscal year ended November 30, 2012.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s average daily net assets). For the year ended November 30, 2012, the investment adviser contractually agreed to reimburse a portion of each Fund’s expenses (other than acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) which is shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. The contractual reimbursement arrangements are expected to continue until at least November 30, 2013. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by the investment adviser or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

The advisory fees for Funds for the year ended November 30, 2012 were based on the following rates set forth in the table below. The table below also sets forth the expense limitations for the year ended November 30, 2012, for the Funds:

	CONTRACTUAL RATE			CONTRACTUAL EXPENSE LIMITATION
Fund	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Core Bond	0.40%	0.38%	0.36%	0.40%
Short Bond	0.40%	0.38%	0.36%	0.40%

Fund	CONTRACTUAL RATE	CONTRACTUAL EXPENSE LIMITATION
U.S. Treasury Index	0.30%	0.15%

Prior to November 17, 2012, the investment adviser was entitled to advisory fees with respect to the Predecessor Funds and agreed to waive a portion of such fees, at the annual rates set forth in the table below:

	ANNUAL ADVISORY FEE	LESS CONTRACTUAL WAIVER	ADVISORY FEE AFTER WAIVER
Core Bond	0.40%	0.15%	0.25%
U.S. Treasury Index	0.30%	0.15%	0.15%
Short Bond	0.40%	0.15%	0.25%

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets of the Funds. Northern Trust received a fee at an annual rate of 0.01 percent of the average daily net assets of the outstanding Class A shares of each Predecessor Fund as compensation for services rendered as transfer agent. The transfer agent fees are reflected in the Funds’ Statements of Operations.

For compensation as administrator, NTI is entitled to an administration fee at the annual rate of 0.15 percent of the average daily net assets of each Fund.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

NTI also acted as administrator to the Predecessor Funds. NTI was entitled to an administration fee from the Predecessor Funds at the annual rate 0.10 percent of the average daily net assets of each Predecessor Fund. Under the Administration agreement with Northern Institutional Funds, NTI, as administrator, had agreed to reimburse expenses (including fees payable to NTI for its services as administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest, indemnification expenses, acquired fund fees and expenses, each Predecessor Fund’s proportionate share of the increase in compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries effective January 1, 2012, expenses related to third-party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors

NORTHERN FUNDS ANNUAL REPORT	39	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Forum and other extraordinary expenses) that exceeded on an annualized basis 0.10 percent of the Predecessor Fund’s average daily net assets.

The expenses reimbursed during the fiscal year ended November 30, 2012, under such arrangements, are shown as “Less expenses reimbursed by administrator and adviser” in the accompanying Statements of Operations. The expense reimbursement receivable at November 30, 2012 is shown as “Receivable from investment adviser” in the accompanying Statements of Assets and Liabilities. The expense reimbursement is paid monthly by NTI as Administrator.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), each Fund may invest its uninvested cash in a money market fund advised by the investment adviser or its affiliates. Accordingly, each Fund will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the money market fund pays to the investment adviser and/or its affiliates. The uninvested cash of the Core Bond and Short Bond Funds currently is invested in the Northern Institutional Diversified Assets Portfolio and the uninvested cash of the U.S. Treasury Index is currently invested in the Northern Institutional U.S Government Portfolio. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment adviser and/or its affiliates on any assets invested in the Northern Institutional Diversified Assets or U.S Government Portfolios is 0.35 percent of the average daily net asset value of those assets. However, pursuant to the exemptive order, the investment adviser will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in the Diversified Assets or U.S Government Portfolios. This reimbursement is included in Less expenses reimbursed by administrator and adviser as a reduction to Total Expenses on the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the fiscal year ended November 30, 2012, the aggregate costs of purchases and proceeds from sales of securities (excluding short term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Core Bond	$530,672	$43,849	$539,396	$43,801
U.S. Treasury Index	102,740	—	101,721	—
Short Bond	656,303	85,431	648,416	47,905

At November 30, 2012, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Core Bond	$3,883	$(163)	$3,720	$80,460
U.S. Treasury Index	6,108	(14)	6,094	132,530
Short Bond	2,531	(169)	2,362	173,066

FIXED INCOME FUNDS	40	NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME FUNDS

NOVEMBER 30, 2012

8. CAPITAL SHARE TRANSACTIONS

Transactions in Shares/Class A shares for the year ended November 30, 2012 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Core Bond	8,841	$96,855	407	$4,316	(10,141)	$(110,797)	(893)	$(9,626)
U.S. Treasury Index	8,321	193,695	183	4,224	(8,361)	(194,594)	143	3,325
Short Bond	14,940	287,272	70	1,332	(13,159)	(253,351)	1,851	35,253

Transactions in Class A shares for the fiscal year ended November 30, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	AUTOMATIC CONVERSION SHARES	AUTOMATIC CONVERSION VALUE	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Core Bond	1,060	$11,168	—	$—	319	$3,342	(2,131)	$(22,618)	(752)	$(8,108)
U.S. Treasury Index	2,606	58,480	—	3	211	4,669	(3,172)	(70,359)	(355)	(7,207)
Short Bond	3,498	66,379	4	73	110	2,082	(6,230)	(118,279)	(2.618)	(49,745)

Transactions in Class C shares for the fiscal year ended November 30, 2011 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Core Bond	—	$—	—	$—	—	$(2)	—	$(2)
U.S. Treasury Index	—	—	—	—	—	(2)	—	(2)

Transactions in Class D shares for the fiscal year ended November 30, 2011 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	AUTOMATIC CONVERSION SHARES	AUTOMATIC CONVERSION VALUE	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Core Bond	—	$—	—	$—	—	$(1)	—	$—	—	$(1)
U.S. Treasury Index	—	1	—	—	(2)	(47)	—	(3)	(2)	(49)
Short Bond	1	9	—	1	—	(2)	(4)	(73)	(3)	(65)

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of November 30, 2012:

Amount in thousands		ASSETS		LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
Short Bond	Interest Rate Contracts	Net Assets — Unrealized appreciation	$—	Net Assets — Unrealized depreciation	$(32	)*	Credit Suisse

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported with the Statements of Assets and Liabilities.

NORTHERN FUNDS ANNUAL REPORT	41	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2012

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended November 30, 2012:

Amount in thousands		AMOUNT OF REALISED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Core Bond	Interest Rate Contracts	Net realized gains (losses) on futures contracts	$3
Short Bond	Interest Rate Contracts	Net realized gains (losses) on futures contracts	(151)
Amount in thousands		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Short Bond	Interest Rate Contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(24)

Volume of derivative activity for the year ended November 30, 2012:

	INTEREST RATE CONTRACTS
FUND NAME	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT VALUE (000S)
Core Bond	1	$2,862
Short Bond	7	6,293

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of International Financial Reporting Standards. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

12. SUBSEQUENT EVENTS

The Core Bond Fund and the U.S. Treasury Index Fund paid capital gain distributions of $0.285507 per share and $0.796758 per share, respectively, on December 19, 2012 to shareholders of record on December 18, 2012.

Management has evaluated subsequent events for the Funds through the date the financial statements were available to be issued and has concluded, other than the item noted above, that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

FIXED INCOME FUNDS	42	NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Northern Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Core Bond Fund, U.S. Treasury Index Fund, and Short Bond Fund (collectively, the “Funds”), formerly the Core Bond Portfolio, U.S. Treasury Index Portfolio, and Short Bond Portfolio of the Northern Institutional Funds, three of the portfolios constituting the Northern Funds, as of November 30, 2012, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Funds’ statements of changes and financial highlights for the periods ended prior to November 30, 2012 were audited by other auditors whose report, dated January 19, 2012, expressed an unqualified opinion on these statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012 by correspondence with the Funds’ custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such 2012 financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2012, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

January 22, 2013

NORTHERN FUNDS ANNUAL REPORT	43	FIXED INCOME FUNDS

FIXED INCOME FUNDS

TAX INFORMATION	NOVEMBER 30, 2012 (UNAUDITED)

CAPITAL GAIN DISTRIBUTION (Unaudited) — The following Funds made capital gain distributions in December 2012, and hereby designate these long-term capital gain distributions as follows:

Fund	LONG-TERM CAPITAL GAINS 15% (000s)
Core Bond	$ 749
U.S. Treasury Index	4,277

FIXED INCOME FUNDS	44	NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME FUNDS

FUND EXPENSES NOVEMBER 30, 2012 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2012 through November 30, 2012.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 6/1/12-11/30/12” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 40), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CORE BOND

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/12	ENDING ACCOUNT VALUE 11/30/12	EXPENSES PAID* 6/1/12 - 11/30/12
Actual	0.37%	$1,000.00	$1,036.30	$1.88
Hypothetical	0.37%	$1,000.00	$1,023.15	1.87	**

U.S. TREASURY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/12	ENDING ACCOUNT VALUE 11/30/12	EXPENSES PAID* 6/1/12 - 11/30/12
Actual	0.25%	$1,000.00	$1,004.50	$1.25
Hypothetical	0.25%	$1,000.00	$1,023.75	1.26	**

SHORT BOND

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/12	ENDING ACCOUNT VALUE 11/30/12	EXPENSES PAID* 6/1/12 - 11/30/12
Actual	0.36%	$1,000.00	$1,016.50	$1.81
Hypothetical	0.36%	$1,000.00	$1,023.20	1.82	**

*	Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366). Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the Financial Highlights.

**	Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS ANNUAL REPORT	45	FIXED INCOME FUNDS

FIXED INCOME FUNDS

TRUSTEES AND OFFICERS

Set forth below is information about the Trustees and Officers of Northern Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 56 portfolios in the Northern Funds Complex — Northern Funds offers 48 portfolios and Northern Institutional Funds offers 8 portfolios.* The Northern Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-595-9111.

NON-INTERESTED TRUSTEES
NAME, ADDRESS(1), AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN FUNDS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

William L. Bax Age: 69 Trustee since 2005

• Managing Partner of PricewaterhouseCoopers, Chicago (an accounting firm) from 1997 to 2003;

• Director of Big Shoulders Fund since 1997;

• Director of Children’s Memorial Hospital since 1998;

• Trustee of DePaul University from 1998 to 2009;

• Director of Andrew Corporation (a communications product company) from 2006 to 2008.

• Arthur J. Gallagher & Co. (an insurance brokerage company).

Edward J. Condon, Jr. Age: 72 Trustee since 2000

• Chairman and CEO of The Paradigm Group, Ltd. (a financial adviser) since 1993;

• Principal and Co-Founder of Paradigm Capital, Ltd. (a financial adviser) since 1996;

• Founding Member and Director of the Illinois Venture Capital Association since 2001;

• Member of the Board of Directors of the Chicago Children’s Museum from 2001 to 2007;

• Member of the Board of Governors of The Metropolitan Club since 2003;

• Member of the Board of Advisors of AAVIN Equity Partners (a private equity firm) since 2005;

• Member of the National Advisory Board of National Domestic Violence Hotline since 2005;

• Member of the Board of Directors at LightBridge Healthcare Research Inc. (a healthcare-related educational materials provider) since 2006;

• Member of Advisory Board of Lextech Global Services (a systems engineering services company) since 2009;

• Private Equity Administrator of Illinois Technology Development Account from 2003 to 2006;

• Member of Advisory Council of Northwestern Brain Tumor Institute since 2010;

• Chairman of ViMedicus, Inc. (a healthcare-related educational materials provider) since 2010.

• None

Sharon Gist Gilliam Age: 69 Trustee since 2001

• Principal Officer, UCG Associates, Inc. (an aviation consulting firm) from 2005 to 2006 and Director from 2005 to 2008;

• CEO of Chicago Housing Authority from 2006 to 2007;

• Executive Vice President of Unison-Maximus, Inc. (an aviation and governmental consulting company) from 1989 to 2005.

• None

Sandra Polk Guthman Age: 68 Trustee since 2000

• Chair and CEO of Polk Bros. Foundation (an Illinois not-for-profit corporation) since 1993;

• Director of National Public Finance Guarantee Corporation (f/k/a MBIA Insurance Corp. of Illinois) (a municipal bond insurance company) since 1994;

• Trustee of Rush University Medical Center since 2007;

• Trustee of Wellesley College since 2010.

• None

*	Ms. Skinner and Mr. Potter each oversee a total of 48 portfolios in the Northern Funds Complex — 40 portfolios offered by Northern Funds and 8 offered by Northern Institutional Funds.

FIXED INCOME FUNDS	46	NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME FUNDS

NOVEMBER 30, 2012 (UNAUDITED)

NAME, ADDRESS(1), AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN FUNDS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Michael H. Moskow Age: 74 Trustee since 2008

• Vice Chairman and Senior Fellow on the Global Economy at the Chicago Council on Global Affairs since 2007;

• Director of Commonwealth Edison since 2007;

• President and Chief Executive Officer of the Federal Reserve Bank of Chicago from 1994 to 2007;

• Director of Education Corporation of America since 2008;

• Chairman of the Japan America Society of Chicago since 2009;

• Former Chairman and Current Member of the Board of Directors, National Bureau of Economic Research from 1978 to 1991, and since 1993;

• Member of the Board of Trustees of the Northwestern Memorial Foundation from 2004 to 2010;

• Member of the Board of Directors of the Civic Consulting Alliance since 2002;

• Member of the Board of Directors of the Chicago Workforce Investment Council (f/k/a Chicago LEADS Civic Advisory Board) since 2009;

• Member of the Board of Directors of The Chicago Council on Global Affairs since 1995;

• Member of the Board of Directors of the Council on Foreign Relations from 1998 to 2008;

• Member of the Board of Trustees of Lafayette College since 1996;

• Member of the Board of Directors of the National Futures Association since 2010.

• Discover Financial Services; • Diamond Management and Technology Consultants, Inc. (a management and technology consulting firm) from 2008 to 2009; • Taylor Capital Group, Inc. (financial services).

Mary Jacobs Skinner, Esq. Age: 55 Trustee since 2000	• Partner in the law firm of Sidley Austin LLP.	• None

Richard P. Strubel Age: 73 Trustee since 2000 and Chairman since 2008

• Vice Chairman and Director of Cardean Learning Group (formerly UNext, Inc.) (a provider of educational services via the Internet) from 2004 to 2007;

• President, Chief Operating Officer and Director of UNext, Inc. from 1999 to 2004.

• Gildan Activewear, Inc. (a clothing marketing and manufacturing company); • Goldman Sachs Mutual Fund Complex (94 portfolios).

Casey J. Sylla Age: 69 Trustee since 2008

• Chairman and President of the Allstate Financial Group from 2002 to 2007;

• Chairman of the Investment Committee, Legal and General Investment Management — America, 2007;

• Board member, University of Wisconsin — Eau Claire Foundation from 2006 to present;

• Advisor, G.D. Searle Family Trusts from 2010 to 2012 and Independent Trustee from 2012 to present.

• GATX Corporation (transportation services).

NORTHERN FUNDS ANNUAL REPORT	47	FIXED INCOME FUNDS

FIXED INCOME FUNDS

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE
NAME, ADDRESS(1), AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN FUNDS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Stephen N. Potter(4) Age: 55 Trustee since 2008

• Director of The Northern Trust Company of Connecticut since July 2009;

• Director of Northern Trust Global Advisors, Inc. from May 2008 to January 2012;

• Chairman of Northern Trust Investments, Inc. since March 2008;

• President of Northern Trust Global Investments, Ltd. from March 2008 to February 2009;

• Director of Northern Trust Global Investments, Ltd. from February 2000 to February 2009;

• Executive Vice President of Northern Trust Corporation since October 2003;

• Chairman and Chief Executive Officer of Northern Trust Global Services, Ltd. from 2003 to 2008;

• Chief Executive Officer of Europe, the Middle East and Africa at The Northern Trust Company from 2001 to March 2008;

• Managing Director, Institutional Group, Northern Trust Global Investments, Ltd. from 1995 to 2001.

• None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

(2)	Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year in which he or she attains the age of seventy-five years.

(3)	This column includes only directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

(4)	An “interested person,” as defined by the 1940 Act. Mr. Potter is deemed to be an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

FIXED INCOME FUNDS	48	NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME FUNDS

NOVEMBER 30, 2012 (UNAUDITED)

OFFICERS OF THE TRUST(1)
NAME, ADDRESS, AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN FUNDS OFFICER	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Lloyd A. Wennlund Age: 55 50 South LaSalle Street Chicago, IL 60603 President since 2000	Executive Vice President since 2003 and Director since 2001 of Northern Trust Investments, Inc.; Executive Vice President and other positions at The Northern Trust Company and Managing Executive, Mutual Funds for Northern Trust Global Investments since 1994; Head of Defined Contribution Business at The Northern Trust Company since 2011; Director, NT Global Advisors, Inc. since August 2006; President and Director of Northern Trust Securities, Inc. from 1997 to 2009.

Eric K. Schweitzer Age: 51 50 South LaSalle Street Chicago, IL 60603 Vice President since 2000	Senior Vice President at Northern Trust Investments, Inc. since 2001; Senior Vice President at The Northern Trust Company since 2000.

Susan J. Hill Age: 56 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since 2004	Chief Compliance Officer of The Northern Trust Company of Connecticut since 2007; Chief Compliance Officer of Northern Trust Global Advisors, Inc. from 2007 to 2011; Chief Compliance Officer of Northern Trust Investments, Inc. since 2005; Senior Vice President of Northern Trust Investments, Inc. since 2005; Vice President of Northern Trust Investments, Inc. and The Northern Trust Company from 2000 to 2004.

Darlene Chappell Age: 49 50 South LaSalle Street Chicago, IL 60603 Anti-Money Laundering Compliance Officer since May 2009	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc., The Northern Trust Company of Connecticut and NT Alpha Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for NT Long/Short Equity Strategies Fund and FlexShares Trust since 2011; Vice President and Compliance Consultant for The Northern Trust Company since 2006; Audit Manager — Compliance Department of National Futures Association from 2000 to 2006.

Randal Rein Age: 42 50 South LaSalle Street Chicago, IL 60603 Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010 and Senior Vice President of Fund Administration of The Northern Trust Company through 2010; Vice President of Fund Administration of The Northern Trust Company from 2007 to 2010; Second Vice President of Fund Administration of The Northern Trust Company from 2002 to 2007.

Michael Pryszcz Age: 45 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Accounting of The Northern Trust Company since 2010; Vice President of Fund Accounting of The Northern Trust Company from 2005 to 2010; Second Vice President of Fund Accounting of The Northern Trust Company from 2000 to 2005.

Richard Crabill Age: 44 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Administration of The Northern Trust Company since 2011; Vice President of Fund Administration of The Northern Trust Company from 2005 to 2011; Second Vice President of Fund Administration of The Northern Trust Company from 2002 to 2005.

NORTHERN FUNDS ANNUAL REPORT	49	FIXED INCOME FUNDS

FIXED INCOME FUNDS

TRUSTEES AND OFFICERS continued NOVEMBER 30, 2012 (UNAUDITED)

OFFICERS OF THE TRUST(1)
NAME, ADDRESS, AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN FUNDS OFFICER	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Michael Meehan Age: 42 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2011	Vice President of Northern Trust Investments, Inc. since 2011; Vice President of Fund Administration of The Northern Trust Company from 2009 to 2011; Second Vice President of Fund Administration of The Northern Trust Company from 2008 to 2009; Officer of Fund Administration of The Northern Trust Company from 2005 to 2008.

Craig R. Carberry, Esq. Age: 52 50 South LaSalle Street Chicago, IL 60603 Secretary since 2010	Senior Legal Counsel at The Northern Trust Company since May 2000; Secretary of Northern Trust Investments, Inc. since 2000; Secretary of NT Alpha Strategies Fund since 2004; Secretary of Northern Trust Global Advisers, Inc. from 2007 to 2012; Secretary of The Northern Trust Company of Connecticut since 2009; Secretary of NT Long/Short Equity Strategies Fund and FlexShares Trust since 2011; Secretary of NETS Trust from 2008 to 2009.

Owen T. Meacham, Esq. Age: 41 50 South LaSalle Street Chicago, IL 60603 Assistant Secretary since 2008	Senior Vice President and Senior Regulatory Administration Attorney of The Northern Trust Company since 2011; Vice President and Senior Regulatory Administration Attorney of The Northern Trust Company from 2007 to 2011; Vice President and Product Strategy and Development Manager of ABN AMRO Asset Management from 2005 to 2007.

Jose J. Del Real, Esq. Age: 35 50 South LaSalle Street Chicago, IL 60603 Assistant Secretary since 2011	Vice President and Senior Regulatory Administration Attorney of The Northern Trust Company since 2012; Vice President and Regulatory Administration Attorney of The Northern Trust Company from 2011 to 2012; Second Vice President and Regulatory Administration Attorney of The Northern Trust Company from 2010 to 2011; Associate in the Investment Services Group at the law firm of Vedder Price, P.C. from 2006 to 2010.

(1)	Each Officer serves until his or her resignation, removal, or retirement, or election of his or her successor.

FIXED INCOME FUNDS	50	NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME FUNDS

APPROVAL OF ADVISORY AGREEMENT	NOVEMBER 30, 2012 (UNAUDITED)

The Investment Advisory Agreements (“New Agreements”) for the Funds were approved by the Board of Trustees of Northern Funds, including all of the Trustees who are not parties to the New Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at a meeting held on August 9, 2012 (the “August Meeting”).

In evaluating the New Agreements for the Funds, the Trustees considered the nature of the Reorganization transaction among the Funds and the Predecessor Funds and determined that it would be appropriate to rely to a substantial extent on certain of the materials and information previously provided to them as Trustees of the Northern Institutional Funds, in connection with their consideration of the reapproval of the Investment Advisory Agreements for the Predecessor Funds at the recent May 17-18, 2012 Board Meeting (the “May Meeting”) when they approved the existing advisory agreements for the Predecessor Funds, as the terms of those agreements and the New Agreements and the services to be provided were substantially the same in all material respects. The materials previously reviewed included: (i) information on the investment performance of the Predecessor Funds in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Predecessor Funds invest; (iii) compliance reports; (iv) information about NTI’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Predecessor Funds; (vi) NTI’s profitability and costs; (vii) the qualifications of NTI and its affiliates to provide services to the Predecessor Funds; and (viii) policies adopted by NTI regarding brokerage, trade allocations and other matters.

Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the New Agreements; (ii) the Predecessor Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper, Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after waivers) and the total expenses borne by the Predecessor Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Predecessor Funds compared to the investment advisory fees charged by NTI to its other comparable institutional accounts; (v) NTI’s financial resources and its ability to attract and retain portfolio management talent; (vi) NTI’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vii) NTI’s investments in technology to benefit the Funds; (viii) the fees to be paid by the Funds to NTI and its affiliates for services, and the expenses expected to be incurred by them in connection with the provisions of those services, and (ix) the benefits received by NTI and its affiliates from their relationships with the Funds. In connection with their approval of the New Agreements for the Funds, the Trustees gave weight to various factors, but did not identify the single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by NTI to the Predecessor Funds. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services that were and would be provided to the Predecessor Funds and Funds, respectively, by NTI and its affiliates. These services include serving as the Funds’ custodian, transfer agent and administrator. The Trustees also considered NTI’s record of communicating with and servicing shareholders. The Trustees considered the quality of the services provided to the Predecessor Funds, as well as the expenditures made by NTI and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. In this regard, the Trustees also took into account information provided to them at their regular meetings regarding NTI’s strategic plans, as well as steps taken to recruit and retain portfolio management and other personnel during the year. The Trustees also noted that the same portfolio management personnel that currently managed each of the Predecessor Funds would also manage the corresponding Fund. The Trustees considered NTI’s policies and philosophy on investment by portfolio managers in the Predecessor Funds that they manage. Attention was given to NTI’s and its affiliates’ efforts during the past year to continue to refine the Predecessor Funds’ risk management processes, including regular reporting to the Trustees. The Trustees also noted NTI’s enhancements to its trading and compliance systems, as well as other investments in technology. The Trustees also considered NTI’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Predecessor Funds, all of which would be in place for the Funds. The Trustees considered NTI’s and its affiliates’ strong financial position and stability. The Trustees concluded that NTI was both able to commit to the Funds, and had committed, substantial financial and other resources to the operations of the Predecessor Funds and was able to provide quality services to the Funds.

Performance

The Trustees also considered the investment performance of the Predecessor Funds provided at the May Meeting and updated at the August Meeting. In this regard, the Trustees considered whether the Predecessor Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment

NORTHERN FUNDS ANNUAL REPORT	51	FIXED INCOME FUNDS

FIXED INCOME FUNDS

APPROVAL OF ADVISORY AGREEMENT continued

performance of the Predecessor Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Predecessor Funds’ investment performance relative to their respective performance benchmarks and the investor base the Funds are intended to serve. The Trustees took into consideration the extreme market volatility in recent years and credit problems caused by sub-prime loan defaults, the effects of these events on the Predecessor Funds’ longer term performance, as well as how NTI’s conservative credit risk investment strategies may cause the Predecessor Funds to underperform against their peers during certain market environments. Information on the Predecessor Funds’ investment performance was provided for one, two, three, four, five and ten years. In addition, the Trustees reviewed the consistency of NTI’s investment approach for the Predecessor Funds and processes to address performance issues.

Based on the information received, the Trustees determined that the U.S. Treasury Index Portfolio was satisfactorily tracking its benchmark and that the Core Bond and Short Bond Portfolios had outperformed their respective benchmarks for all periods and that performance versus Lipper peers was satisfactory given the Portfolios’ more conservative credit risk parameters. Overall, the Trustees concluded that performance of the Predecessor Funds had been satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; NTI’s contractual fee waivers and expense reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. In addition, the Trustees considered the amount of assets that would be in the Funds; the information provided by NTI at the May Meeting relating to the costs of the services provided by it and its affiliates and the profits realized by them through their relationship with the Predecessor Funds. They also considered the savings to be realized by NTI as a result of the Reorganization. The Trustees reviewed NTI’s assumptions and methodology for allocating costs to each Predecessor Fund, which would be identical to that of each Fund, recognizing that cost allocation methodologies are inherently subjective. The Trustees recognized that it was not necessarily meaningful to make comparisons of profitability on a Fund-by-Fund basis; therefore, they focused on the profitability of NTI and its affiliates’ relationships with Northern Institutional Funds overall. The Trustees concluded that NTI’s past profitability was not unreasonable based on the services provided and to be provided to the Funds. The Trustees also reviewed information with respect to NTI’s profitability compared to other publicly-traded advisers. However, the Trustees discussed that profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Information on the services rendered by NTI to the Predecessor Funds and to be provided to the Funds, the advisory fee rate to be paid by the Funds, and the Funds’ estimated total operating expense ratios were compared to similar information for other mutual funds advised by NTI and other unaffiliated investment management firms. Many of the comparisons of the fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that each of the Funds’ total expense ratios after waiver of advisory fees and reimbursement of expenses would be below its respective Lipper peer objective median and that the advisory fees after waivers were generally competitive with the Funds’ Lipper peer group median. Information was also provided comparing the Predecessor Funds’ advisory fee rates to the fee rates charged by NTI to private accounts managed by it with similar investment strategies. With regard to these clients, the Trustees noted the difference in services provided by NTI, regulatory and compliance differences, board and committee support and other differences in operations among the Predecessor Funds and the private accounts. The Trustees considered all of this information in light of the Funds. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees to be paid by the Funds.

Economies of Scale

The Trustees considered the fees to be paid by the Funds to NTI and its affiliates for custodial, transfer agency, and administration services, and reviewed information as to whether NTI had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered NTI’s view that the Funds may share in economies of scale through the level at which the Funds’ advisory fees are set. The Trustees also considered NTI’s contractual fee waivers and expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees noted that each Fund’s contractual investment advisory fee rate payable to NTI after the Reorganization will be the same as the contractual rate payable from each Predecessor Fund to NTI before the Reorganization, except that the fee rate payable to NTI by the Core Bond Fund and Short Bond Fund after the Reorganization would have break points that will result in lower contractual advisory fee rates as assets grow in each of these Funds; and in the case of the U.S. Treasury Index Fund, they considered that the Fund’s total net expenses were substantially lower than the corresponding NIF U.S. Treasury Index Portfolio.

FIXED INCOME FUNDS	52	NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME FUNDS

NOVEMBER 30, 2012 (UNAUDITED)

Other Benefits to NTI

The Trustees also reviewed other benefits accruing to NTI and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial administrative and accounting functions. The Trustees also considered that many of the Funds’ prospective shareholders had other client relationships with The Northern Trust Company. The Trustees also considered that the scale of the Funds would provide opportunities to NTI to obtain securities trading advantages for its other advisory clients.

After deliberation, the Trustees concluded that the fees to be paid by the Funds were reasonable in light of the current services provided by NTI to the Predecessor Funds and to be provided to the Funds, NTI’s actual costs and the Funds’ current and reasonably foreseeable asset levels, and that the New Agreements should be approved.

NORTHERN FUNDS ANNUAL REPORT	53	FIXED INCOME FUNDS

FIXED INCOME FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

FIXED INCOME FUNDS	54	NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME FUNDS

INVESTMENT CONSIDERATIONS

CORE BOND FUND1

SHORT BOND FUND1

U.S. TREASURY INDEX FUND1,2

1 Market Risk: The market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

2 Tracking Risk: The risk that the U.S. Treasury Index Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

NORTHERN FUNDS ANNUAL REPORT	55	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME FUNDS	56	NORTHERN FUNDS ANNUAL REPORT

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	The registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. William L. Bax is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees billed by Deloitte & Touche LLP (“Deloitte”), independent registered public accounting firm, related to the Core Bond Fund, Short Bond Fund and U.S. Treasury Index Fund (collectively, the “Funds”). Deloitte billed the Funds aggregate fees for services rendered to the Funds for the fiscal year ended November 30, 2012 as follows:

	2012
	All fees and services to the Funds that were pre-approved		All fees and services to service affiliates that were pre- approved
(a) Audit Fees	$49,200		N/A

(b) Audit-Related Fees	$3,390	(1)	$0

(c) Tax Fees	$8,580	(2)	$0

(d) All Other Fees	$0		$0

(1)	Amount relates to 17f-2 procedures.
(2)	Amounts relate to excise distribution calculation review, excise tax return review and RIC tax review.

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by Deloitte for the fiscal year ended November 30, 2012 are Northern Trust Investments, Inc. (“NTI”), Northern Trust Global Investments Limited (“NTGIL”) and The Northern Trust Company of Connecticut (“NTCC”) and entities controlling, controlled by or under common control with NTI, NTGIL and NTCC that provide ongoing services to the registrant for assurance and related services that relate directly to the operations and financial reporting of the registrant. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by Deloitte for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by Deloitte other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the registrant’s Amended and Restated Audit Committee Charter adopted on August 3, 2006, and amended on May 7, 2009, November 4, 2011 and November 8, 2012 to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by either the Chairman of the Audit Committee, the registrant’s designated Audit Committee Financial Expert (if any), or another member of the Audit Committee, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01.

No percentage of principal accountants fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by Deloitte for services rendered to the registrant and service affiliates for the year ended November 30, 2012 were $963,000.

Item 4(h): Non-Audit Services and Independent Accountant’s Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services to service affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Exhibit 99.CODE: Incorporated by reference to Exhibit 12(a)(1) to the report filed on Form N-CSR on June 3, 2011 (Accession Number 0001193125-11-158309).

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Fund, Short Bond Fund and U.S. Treasury Index Fund,

each a series of Northern Funds

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: February 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: February 7, 2013

By	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: February 7, 2013